UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (37.4%)
Agency Adjustable Rate Mortgage (0.1%)
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	$57	$60

Agency Fixed Rate Mortgages (8.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	84	89
4.50%, 6/1/39	451	482
5.00%, 10/1/35	259	280
7.50%, 5/1/35	15	19
July TBA:
3.00%, 7/25/27 (a)	150	157
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41	64	69
5.00%, 9/1/39 — 5/1/41	297	324
5.50%, 5/1/37 — 8/1/38	367	405
6.00%, 1/1/38	76	84
7.50%, 8/1/37	30	36
July TBA:
5.00%, 7/25/42 (a)	150	162
Government National Mortgage Association,
August TBA:
3.50%, 8/25/42 (a)	370	394
July TBA:
4.00%, 7/25/42 (a)	825	901
Various Pools:
4.50%, 4/15/39 — 8/15/39	143	157
		3,559
Asset-Backed Securities (0.3%)
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	51
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	80	84
		135
Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	78
2.97%, 10/25/21	90	95
IO
0.84%, 1/25/21 (c)	693	28
IO PAC REMIC
6.23%, 6/15/40 (c)	450	88
IO REMIC
5.81%, 4/15/39 (c)	210	45
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37	70	3
6.35%, 9/25/38 (c)	187	38
Government National Mortgage Association,
IO REMIC
6.34%, 6/20/40 (c)	125	21

	Face Amount (000)	Value (000)
6.36%, 4/16/41 (c)	$297	$58
		454
Commercial Mortgage Backed Securities (0.6%)
Citigroup Commercial Mortgage Trust
6.28%, 12/10/49 (c)(d)	50	58
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	70	77
4.39%, 7/15/46 (b)	100	111
		246
Corporate Bonds (8.5%)
Finance (4.1%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	55	57
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	100	99
Bank of America Corp.
5.63%, 7/1/20	15	16
BNP Paribas SA
5.00%, 1/15/21	40	41
Boston Properties LP
3.85%, 2/1/23	25	25
Cigna Corp.
2.75%, 11/15/16	50	51
Citigroup, Inc.,
6.13%, 5/15/18 (d)	100	112
8.50%, 5/22/19 (d)	5	6
CNA Financial Corp.
5.75%, 8/15/21	45	49
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	25	25
Coventry Health Care, Inc.
5.45%, 6/15/21	35	39
Ford Motor Credit Co., LLC
4.21%, 4/15/16 (b)	200	208
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	50	58
Genworth Financial, Inc.
7.20%, 2/15/21	30	29
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	80	85
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	26
HSBC Holdings PLC
4.00%, 3/30/22	45	47
JPMorgan Chase & Co.,
3.15%, 7/5/16	60	62
4.63%, 5/10/21 (e)	25	27
Lloyds TSB Bank PLC,
MTN
5.80%, 1/13/20 (b)	100	107

	Face Amount (000)	Value (000)
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	$25	$25
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	25	25
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	40	45
MetLife, Inc.
7.72%, 2/15/19	20	25
Nationwide Financial Services
5.38%, 3/25/21 (b)	25	26
Pacific LifeCorp
6.00%, 2/10/20 (b)	25	27
Prudential Financial, Inc.
7.38%, 6/15/19	50	61
Santander Holdings USA, Inc.
4.63%, 4/19/16	10	10
Standard Chartered PLC
3.85%, 4/27/15 (b)	100	105
UnitedHealth Group, Inc.
6.63%, 11/15/37	40	54
Wachovia Corp.
5.63%, 10/15/16	25	28
Wells Operating Partnership II LP
5.88%, 4/1/18	50	52
		1,652
Industrials (4.0%)
Altria Group, Inc.
4.13%, 9/11/15	40	43
ArcelorMittal
9.85%, 6/1/19	25	30
AT&T, Inc.
6.30%, 1/15/38	50	63
Barrick Gold Corp.
3.85%, 4/1/22	65	67
Bemis Co., Inc.
4.50%, 10/15/21	70	76
Boston Scientific Corp.
6.00%, 1/15/20	30	36
BP Capital Markets PLC
3.25%, 5/6/22	25	26
Cardinal Health, Inc.
1.90%, 6/15/17	45	45
Comcast Corp.
5.70%, 5/15/18	30	35
Covidien International Finance SA
3.20%, 6/15/22	10	10
CRH America, Inc.
6.00%, 9/30/16	40	44
CVS Caremark Corp.
6.60%, 3/15/19	80	100
Darden Restaurants, Inc.
6.20%, 10/15/17	50	58
Diageo Capital PLC
1.50%, 5/11/17	15	15

	Face Amount (000)	Value (000)
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	$25	$25
Eastman Chemical Co.
3.60%, 8/15/22	25	26
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	80	93
Gilead Sciences, Inc.
5.65%, 12/1/41	25	29
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	30	36
Hewlett-Packard Co.
4.65%, 12/9/21	50	53
Kohl’s Corp.
6.88%, 12/15/37	30	38
Life Technologies Corp.
6.00%, 3/1/20	40	47
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	50	50
Macy’s Retail Holdings, Inc.
3.88%, 1/15/22	20	21
Motorola Solutions, Inc.
3.75%, 5/15/22	25	25
Murphy Oil Corp.
4.00%, 6/1/22	25	26
NBC Universal Media LLC
5.95%, 4/1/41	25	30
Omnicom Group, Inc.
3.63%, 5/1/22	25	25
Phillips 66
4.30%, 4/1/22 (b)	25	26
Republic Services, Inc.
3.55%, 6/1/22	25	25
Sonoco Products Co.
5.75%, 11/1/40	40	46
Syngenta Finance
3.13%, 3/28/22	25	25
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	60	63
Time Warner, Inc.
4.90%, 6/15/42	25	25
United Technologies Corp.
4.50%, 6/1/42	25	28
Verisk Analytics, Inc.
5.80%, 5/1/21	55	62
Verizon Communications, Inc.
8.95%, 3/1/39	45	74
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	50	52
Yum! Brands, Inc.
6.88%, 11/15/37	40	53
		1,651
Utilities (0.4%)
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	50	57

	Face Amount (000)	Value (000)
EQT Corp.
4.88%, 11/15/21	$20	$20
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/1/19	30	40
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	40	42
		159
		3,462
Mortgages - Other (1.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	65	42
5.91%, 10/25/36 (c)	124	81
6.00%, 4/25/36	62	62
Chase Mortgage Finance Corp.
6.00%, 11/25/36	69	56
Chaseflex Trust
6.00%, 2/25/37	64	45
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	38	28
GSR Mortgage Loan Trust
5.75%, 1/25/37	73	68
Lehman Mortgage Trust,
5.50%, 11/25/35	36	34
6.50%, 9/25/37	84	65
Residential Accredit Loans, Inc.
0.75%, 3/25/35 (c)	53	29
		510
Municipal Bond (0.1%)
State of California,
General Obligation Bonds
5.95%, 4/1/16	40	46

Sovereign (0.6%)
Brazilian Government International Bond
4.88%, 1/22/21	90	105
Mexico Government International Bond
3.63%, 3/15/22	80	85
Petroleos Mexicanos
4.88%, 1/24/22 (b)	50	54
		244
U.S. Agency Securities (1.4%)
Federal National Mortgage Association,
1.25%, 9/28/16	350	357
5.38%, 6/12/17	170	206
		563
U.S. Treasury Securities (14.6%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (e)	255	295
3.88%, 8/15/40	400	493
5.25%, 11/15/28	295	415

	Face Amount (000)	Value (000)
U.S. Treasury Notes,
0.50%, 11/15/13	$570	$572
0.75%, 6/15/14	510	514
1.25%, 10/31/15	457	468
1.75%, 3/31/14	745	764
2.25%, 1/31/15	580	608
3.00%, 8/31/16 (e)	180	198
3.00%, 9/30/16	1,100	1,209
3.63%, 8/15/19	330	387
		5,923
Total Fixed Income Securities (Cost $14,674)		15,202

	Shares
Common Stocks (43.0%)
Aerospace & Defense (1.3%)
Boeing Co. (The)	601	45
Exelis, Inc.	594	6
General Dynamics Corp.	504	33
Goodrich Corp.	197	25
Honeywell International, Inc.	1,602	90
Huntington Ingalls Industries, Inc. (e)(f)	53	2
L-3 Communications Holdings, Inc. (e)	200	15
Lockheed Martin Corp. (e)	262	23
Northrop Grumman Corp. (e)	222	14
Precision Castparts Corp.	385	63
Raytheon Co. (e)	793	45
Rockwell Collins, Inc. (e)	375	19
Textron, Inc. (e)	500	12
United Technologies Corp. (e)	1,579	119
		511
Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc. (e)	200	12
Expeditors International of Washington, Inc.	200	8
FedEx Corp. (e)	400	36
United Parcel Service, Inc., Class B (e)	1,153	91
		147
Airlines (0.0%)
Southwest Airlines Co. (e)	1,300	12

Auto Components (0.1%)
Johnson Controls, Inc. (e)	807	22

Automobiles (0.0%)
Ford Motor Co. (e)	531	5

Beverages (0.9%)
Brown-Forman Corp., Class B (e)	119	11
Coca-Cola Co. (The) (e)	2,226	174
Coca-Cola Enterprises, Inc.	577	16
Constellation Brands, Inc., Class A (e)(f)	500	14
DE Master Blenders 1753 N.V. (Netherlands) (f)	878	10

	Shares	Value (000)
Molson Coors Brewing Co. (e)	400	$17
PepsiCo, Inc.	1,485	105
		347
Biotechnology (0.5%)
Amgen, Inc.	1,071	78
Biogen Idec, Inc. (e)(f)	314	45
Celgene Corp. (f)	508	33
Gilead Sciences, Inc. (e)(f)	1,059	54
		210
Building Products (0.1%)
Masco Corp. (e)	1,400	20
Owens Corning (e)(f)	500	14
		34
Capital Markets (0.6%)
Ameriprise Financial, Inc. (e)	100	5
Bank of New York Mellon Corp. (The) (e)	1,914	42
BlackRock, Inc.	31	5
Charles Schwab Corp. (The) (e)	747	10
Franklin Resources, Inc. (e)	124	14
Goldman Sachs Group, Inc. (The)	990	95
Invesco Ltd.	500	11
Janus Capital Group, Inc. (e)	200	2
Legg Mason, Inc. (e)	342	9
Northern Trust Corp. (e)	130	6
State Street Corp. (e)	716	32
T. Rowe Price Group, Inc.	165	10
		241
Chemicals (0.8%)
Air Products & Chemicals, Inc.	191	15
CF Industries Holdings, Inc. (e)	136	26
Dow Chemical Co. (The) (e)	1,113	35
Eastman Chemical Co. (e)	200	10
Ecolab, Inc. (e)	226	16
EI du Pont de Nemours & Co. (e)	1,534	78
FMC Corp. (e)	238	13
International Flavors & Fragrances, Inc. (e)	119	7
Monsanto Co.	530	44
Mosaic Co. (The)	52	3
PPG Industries, Inc.	211	22
Praxair, Inc.	369	40
Sherwin-Williams Co. (The) (e)	119	16
Sigma-Aldrich Corp. (e)	139	10
		335
Commercial Banks (1.3%)
BB&T Corp.	1,177	36
Comerica, Inc. (e)	400	12
Fifth Third Bancorp (e)	1,511	20
Huntington Bancshares, Inc. (e)	1,600	10
KeyCorp	1,356	11
M&T Bank Corp. (e)	174	15

	Shares	Value (000)
PNC Financial Services Group, Inc.	803	$49
Regions Financial Corp. (e)	2,532	17
SunTrust Banks, Inc.	908	22
US Bancorp (e)	2,852	92
Wells Fargo & Co.	7,534	252
Zions Bancorporation (e)	400	8
		544
Commercial Services & Supplies (0.2%)
ACCO Brands Corp. (e)(f)	239	3
Avery Dennison Corp. (e)	234	6
Cintas Corp. (e)	287	11
Iron Mountain, Inc. (e)	206	7
Pitney Bowes, Inc. (e)	429	6
Republic Services, Inc. (e)	446	12
RR Donnelley & Sons Co. (e)	458	5
Stericycle, Inc. (e)(f)	119	11
Waste Management, Inc. (e)	1,009	34
		95
Communications Equipment (0.7%)
Cisco Systems, Inc.	6,986	120
Juniper Networks, Inc. (f)	839	14
Motorola Solutions, Inc. (e)	368	18
QUALCOMM, Inc.	2,239	124
		276
Computers & Peripherals (2.3%)
Apple, Inc. (f)	1,233	720
Dell, Inc. (e)(f)	1,924	24
EMC Corp. (e)(f)	2,971	76
Hewlett-Packard Co.	3,458	70
Lexmark International, Inc., Class A (e)	100	3
NetApp, Inc. (e)(f)	607	19
SanDisk Corp. (e)(f)	360	13
		925
Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc. (e)(f)	200	8

Construction Materials (0.0%)
Eagle Materials, Inc. (e)	200	7

Consumer Finance (0.3%)
American Express Co.	944	55
Capital One Financial Corp.	783	43
Discover Financial Services	993	34
SLM Corp.	444	7
		139
Containers & Packaging (0.0%)
Ball Corp. (e)	239	10

	Shares	Value (000)
Distributors (0.0%)
Genuine Parts Co. (e)	200	$12

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (e)(f)	258	9
DeVry, Inc. (e)	119	4
H&R Block, Inc. (e)	916	15
		28
Diversified Financial Services (1.5%)
Bank of America Corp.	18,046	148
Citigroup, Inc. (d)	5,096	140
CME Group, Inc.	138	37
JPMorgan Chase & Co.	7,667	274
Leucadia National Corp. (e)	123	2
Moody’s Corp. (e)	109	4
NASDAQ OMX Group, Inc. (The)	136	3
NYSE Euronext	331	8
		616
Diversified Telecommunication Services (1.3%)
AT&T, Inc. (e)	7,477	266
CenturyLink, Inc. (e)	1,476	58
Frontier Communications Corp. (e)	2,518	10
Verizon Communications, Inc. (e)	4,156	185
		519
Electric Utilities (0.8%)
American Electric Power Co., Inc.	769	31
Duke Energy Corp. (e)	1,615	37
Edison International (e)	735	34
Exelon Corp.	633	24
FirstEnergy Corp.	395	19
NextEra Energy, Inc.	635	44
Pepco Holdings, Inc. (e)	85	2
PPL Corp. (e)	735	20
Progress Energy, Inc. (e)	405	24
Southern Co. (The) (e)	2,119	98
		333
Electrical Equipment (0.1%)
Emerson Electric Co.	812	38

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A (e)	285	15
Corning, Inc.	2,375	31
Jabil Circuit, Inc. (e)	300	6
Molex, Inc. (e)	164	4
		56
Energy Equipment & Services (1.1%)
Baker Hughes, Inc. (e)	639	26
Cameron International Corp. (f)	717	31
Diamond Offshore Drilling, Inc. (e)	139	8
FMC Technologies, Inc. (e)(f)	754	29

	Shares	Value (000)
Halliburton Co.	1,609	$46
National Oilwell Varco, Inc.	1,068	69
Noble Corp. (f)	596	19
Schlumberger Ltd.	3,137	204
		432
Food & Staples Retailing (1.2%)
Costco Wholesale Corp. (e)	595	57
CVS Caremark Corp.	1,673	78
Kroger Co. (The) (e)	772	18
Safeway, Inc. (e)	1,734	32
Sysco Corp. (e)	1,087	32
Wal-Mart Stores, Inc.	2,687	187
Walgreen Co.	458	14
Whole Foods Market, Inc. (e)	705	67
		485
Food Products (0.9%)
Archer-Daniels-Midland Co. (e)	1,016	30
Campbell Soup Co. (e)	400	13
ConAgra Foods, Inc.	1,940	50
General Mills, Inc. (e)	1,024	40
H.J. Heinz Co. (e)	543	30
Hershey Co. (The) (e)	200	14
Hillshire Brands Co.	175	5
JM Smucker Co. (The)	223	17
Kellogg Co. (e)	462	23
Kraft Foods, Inc., Class A (e)	2,284	88
Mead Johnson Nutrition Co.	324	26
Tyson Foods, Inc., Class A	700	13
		349
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc. (e)	708	38
Becton Dickinson and Co. (e)	461	34
Boston Scientific Corp. (f)	2,517	14
CR Bard, Inc. (e)	139	15
Intuitive Surgical, Inc. (e)(f)	135	75
Medtronic, Inc.	1,071	41
St. Jude Medical, Inc. (e)	569	23
Stryker Corp. (e)	590	33
Varian Medical Systems, Inc. (e)(f)	258	16
Zimmer Holdings, Inc. (e)	302	19
		308
Health Care Providers & Services (0.8%)
Aetna, Inc.	519	20
AmerisourceBergen Corp. (e)	638	25
Cardinal Health, Inc. (e)	439	18
Cigna Corp. (e)	465	21
DaVita, Inc. (f)	139	14
Express Scripts Holding Co. (f)	1,205	67
Laboratory Corp. of America Holdings (e)(f)	183	17
McKesson Corp. (e)	319	30
Patterson Cos., Inc. (e)	358	12
Quest Diagnostics, Inc. (e)	139	8

	Shares	Value (000)
Tenet Healthcare Corp. (e)(f)	1,432	$8
UnitedHealth Group, Inc.	750	44
WellPoint, Inc.	419	27
		311
Health Care Technology (0.1%)
Cerner Corp. (e)(f)	292	24

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. (e)	653	22
Darden Restaurants, Inc. (e)	138	7
International Game Technology (e)	996	16
Marriott International, Inc., Class A (e)	318	13
Marriott Vacations Worldwide Corp. (f)	31	1
McDonald’s Corp.	1,205	107
Starbucks Corp. (e)	1,011	54
Starwood Hotels & Resorts Worldwide, Inc. (e)	175	9
Wyndham Worldwide Corp. (e)	477	25
Wynn Resorts Ltd. (e)	119	12
Yum! Brands, Inc. (e)	1,131	73
		339
Household Durables (1.1%)
D.R. Horton, Inc. (e)	4,000	74
Harman International Industries, Inc. (e)	139	5
KB Home (e)	1,000	10
Lennar Corp., Class A (e)	2,300	71
MDC Holdings, Inc.	600	20
Meritage Homes Corp. (e)(f)	400	14
Mohawk Industries, Inc. (e)(f)	300	21
NVR, Inc. (e)(f)	100	85
Pulte Group, Inc. (e)(f)	4,800	51
Ryland Group, Inc. (The) (e)	500	13
Standard Pacific Corp. (e)(f)	4,400	27
Toll Brothers, Inc. (e)(f)	2,000	59
		450
Household Products (1.0%)
Colgate-Palmolive Co.	712	74
Kimberly-Clark Corp. (e)	701	59
Procter & Gamble Co. (The)	4,267	261
		394
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (f)	1,404	18

Industrial Conglomerates (0.9%)
3M Co.	802	72
Danaher Corp. (e)	1,009	52
General Electric Co.	9,149	191
Tyco International Ltd.	1,001	53
		368
Information Technology Services (1.4%)
Accenture PLC, Class A (e)	82	5

	Shares	Value (000)
Automatic Data Processing, Inc. (e)	528	$29
Cognizant Technology Solutions Corp., Class A (f)	421	25
Fidelity National Information Services, Inc.	100	3
International Business Machines Corp.	1,773	347
Mastercard, Inc., Class A (e)	123	53
Paychex, Inc. (e)	450	14
Visa, Inc., Class A	555	69
Western Union Co. (The) (e)	1,290	22
		567
Insurance (1.0%)
Aflac, Inc.	471	20
Allstate Corp. (The)	889	31
Aon PLC	380	18
Berkshire Hathaway, Inc., Class B (f)	989	82
Chubb Corp. (The)	1,001	73
Hartford Financial Services Group, Inc. (e)	685	12
Loews Corp.	737	30
Marsh & McLennan Cos., Inc. (e)	737	24
MetLife, Inc.	1,293	40
Progressive Corp. (The) (e)	713	15
Prudential Financial, Inc.	380	18
Travelers Cos., Inc. (The)	685	44
		407
Internet & Catalog Retail (0.4%)
Amazon.com, Inc. (f)	446	102
Expedia, Inc. (e)	201	10
NetFlix, Inc. (e)(f)	100	7
Priceline.com, Inc. (e)(f)	37	24
TripAdvisor, Inc. (f)	201	9
		152
Internet Software & Services (0.7%)
eBay, Inc. (e)(f)	1,582	66
Google, Inc., Class A (f)	344	200
Yahoo!, Inc. (f)	1,062	17
		283
Leisure Equipment & Products (0.1%)
Hasbro, Inc. (e)	358	12
Mattel, Inc. (e)	477	16
		28
Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc. (e)	153	6
Life Technologies Corp. (e)(f)	265	12
Thermo Fisher Scientific, Inc.	818	42
		60
Machinery (0.8%)
Caterpillar, Inc.	1,340	114
Cummins, Inc.	458	44
Deere & Co. (e)	551	45

	Shares	Value (000)
Eaton Corp.	300	$12
Illinois Tool Works, Inc. (e)	1,332	70
ITT Corp.	297	5
PACCAR, Inc. (e)	255	10
Stanley Black & Decker, Inc. (e)	139	9
Xylem, Inc.	594	15
		324
Media (1.7%)
AMC Networks, Inc., Class A (f)	119	4
Cablevision Systems Corp. (e)	477	6
CBS Corp., Class B	768	25
Comcast Corp., Class A	4,271	137
DIRECTV, Class A (e)(f)	1,303	64
Discovery Communications, Inc. (e)(f)	377	20
Gannett Co., Inc. (e)	600	9
Interpublic Group of Cos., Inc. (The)	835	9
McGraw-Hill Cos., Inc. (The) (e)	465	21
News Corp., Class A (e)	2,959	66
Omnicom Group, Inc. (e)	437	21
Scripps Networks Interactive, Inc., Class A	100	6
Time Warner Cable, Inc.	546	45
Time Warner, Inc.	2,126	82
Viacom, Inc., Class B	1,020	48
Walt Disney Co. (The) (e)	2,516	122
		685
Metals & Mining (0.2%)
Alcoa, Inc. (e)	1,129	10
Allegheny Technologies, Inc.	200	6
Cliffs Natural Resources, Inc. (e)	139	7
Freeport-McMoRan Copper & Gold, Inc.	1,048	36
Newmont Mining Corp.	443	21
Nucor Corp. (e)	187	7
United States Steel Corp. (e)	100	2
		89
Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	58	1
Consolidated Edison, Inc. (e)	405	25
Dominion Resources, Inc.	1,934	105
DTE Energy Co. (e)	58	4
Integrys Energy Group, Inc. (e)	531	30
NiSource, Inc. (e)	58	1
PG&E Corp. (e)	735	33
Public Service Enterprise Group, Inc. (e)	769	25
Sempra Energy (e)	405	28
Wisconsin Energy Corp. (e)	455	18
Xcel Energy, Inc. (e)	769	22
		292
Multiline Retail (0.3%)
Family Dollar Stores, Inc. (e)	200	13
JC Penney Co., Inc. (e)	400	9
Kohl’s Corp. (e)	295	14
Macy’s, Inc. (e)	446	15

	Shares	Value (000)
Nordstrom, Inc. (e)	161	$8
Target Corp.	904	53
		112
Office Electronics (0.0%)
Xerox Corp. (e)	1,624	13

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	627	41
Apache Corp.	704	62
Chesapeake Energy Corp. (e)	1,298	24
Chevron Corp.	1,672	176
ConocoPhillips (e)	1,499	84
CONSOL Energy, Inc. (e)	753	23
Denbury Resources, Inc. (e)(f)	1,251	19
Devon Energy Corp.	703	41
EOG Resources, Inc.	468	42
Exxon Mobil Corp.	3,510	300
Hess Corp. (e)	151	7
Marathon Oil Corp.	700	18
Marathon Petroleum Corp.	450	20
Murphy Oil Corp. (e)	255	13
Newfield Exploration Co. (f)	377	11
Noble Energy, Inc.	257	22
Occidental Petroleum Corp.	1,179	101
Peabody Energy Corp.	761	19
Phillips 66 (f)	749	25
Pioneer Natural Resources Co.	377	33
Southwestern Energy Co. (e)(f)	1,090	35
Spectra Energy Corp. (e)	754	22
Valero Energy Corp.	649	16
Williams Cos., Inc. (The)	779	22
WPX Energy, Inc. (e)(f)	326	5
		1,181
Paper & Forest Products (0.1%)
International Paper Co. (e)	425	12
MeadWestvaco Corp. (e)	725	21
		33
Personal Products (0.0%)
Avon Products, Inc. (e)	701	11
Estee Lauder Cos., Inc. (The), Class A	70	4
		15
Pharmaceuticals (2.5%)
Abbott Laboratories (e)	1,663	107
Allergan, Inc.	559	52
Bristol-Myers Squibb Co. (e)	3,268	117
Eli Lilly & Co.	879	38
Hospira, Inc. (e)(f)	820	29
Johnson & Johnson (e)	3,694	250
Merck & Co., Inc.	4,012	167

	Shares	Value (000)
Pfizer, Inc.	11,439	$263
		1,023
Professional Services (0.0%)
Dun & Bradstreet Corp. (The) (e)	119	8
Equifax, Inc.	149	7
		15
Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp., Class A (e)	698	49
AvalonBay Communities, Inc. REIT (e)	139	20
Boston Properties, Inc. REIT (e)	190	20
Equity Residential REIT (e)	523	32
HCP, Inc. REIT	533	23
Health Care, Inc. REIT	217	12
Host Hotels & Resorts, Inc. REIT (e)	1,058	17
Kimco Realty Corp. REIT (e)	824	16
Plum Creek Timber Co., Inc. REIT (e)	374	15
ProLogis, Inc. REIT (e)	744	25
Public Storage REIT (e)	213	31
Simon Property Group, Inc. REIT (e)	512	80
Ventas, Inc. REIT (e)	446	28
Vornado Realty Trust REIT	218	18
Weyerhaeuser Co. REIT (e)	837	19
		405
Real Estate Management & Development (0.9%)
Agile Property Holdings Ltd. (China) (e)(g)	14,416	19
CBRE Group, Inc. (e)(f)	716	12
China Overseas Land & Investment Ltd. (China) (g)	34,498	81
China Resources Land Ltd. (China) (e)(g)	23,404	48
Country Garden Holdings Co., Ltd. (China) (f)(g)	72,857	29
Evergrande Real Estate Group Ltd. (China) (e)(g)	62,508	32
Franshion Properties China Ltd. (China) (e)(g)	37,657	12
Greentown China Holdings Ltd. (China) (g)	6,641	7
Guangzhou R&F Properties Co., Ltd. H Shares (China) (g)	13,501	18
KWG Property Holding Ltd. (China) (g)	12,755	8
Longfor Properties Co., Ltd. (China) (g)	21,793	34
Poly Hong Kong Investments Ltd. (China) (f)(g)	14,477	8
Renhe Commercial Holdings Co., Ltd. (China) (f)(g)	94,733	4
Shimao Property Holdings Ltd. (China) (g)	14,471	22
Shui On Land Ltd. (China) (g)	24,603	10
Sino-Ocean Land Holdings Ltd. (China) (g)	24,041	12
Soho China Ltd. (China) (g)	21,716	17
Yuexiu Property Co., Ltd. (China) (g)	37,848	9
		382
Road & Rail (0.4%)
CSX Corp.	1,552	35
Norfolk Southern Corp.	802	57
Union Pacific Corp.	694	83
		175
Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc. (e)(f)	771	4

	Shares	Value (000)
Altera Corp. (e)	903	$31
Analog Devices, Inc. (e)	793	30
Applied Materials, Inc.	3,450	39
Broadcom Corp., Class A (f)	1,209	41
First Solar, Inc. (e)(f)	72	1
Intel Corp.	14,151	377
KLA-Tencor Corp.	408	20
Lam Research Corp. (f)	310	12
Linear Technology Corp. (e)	666	21
LSI Corp. (e)(f)	1,717	11
Microchip Technology, Inc. (e)	531	18
Micron Technology, Inc. (f)	2,670	17
NVIDIA Corp. (f)	1,654	23
Texas Instruments, Inc.	3,154	90
Xilinx, Inc.	712	24
		759
Software (1.5%)
Adobe Systems, Inc. (f)	932	30
Citrix Systems, Inc. (f)	414	35
Intuit, Inc. (e)	466	28
Microsoft Corp.	10,248	313
Oracle Corp.	4,572	136
Salesforce.com, Inc. (e)(f)	313	43
Symantec Corp. (f)	1,072	16
		601
Specialty Retail (0.9%)
AutoZone, Inc. (f)	39	14
Bed Bath & Beyond, Inc. (f)	386	24
Best Buy Co., Inc. (e)	368	8
CarMax, Inc. (e)(f)	442	11
Gap, Inc. (The) (e)	727	20
Home Depot, Inc.	2,422	128
Lowe’s Cos., Inc. (e)	1,294	37
Ltd. Brands, Inc. (e)	422	18
O’Reilly Automotive, Inc. (e)(f)	134	11
Ross Stores, Inc.	168	11
Staples, Inc. (e)	921	12
Tiffany & Co. (e)	134	7
TJX Cos., Inc.	1,140	49
		350
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc. (e)	501	29
NIKE, Inc., Class B	404	36
Ralph Lauren Corp. (e)	142	20
VF Corp. (e)	333	44
		129
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc. (e)	400	2
People’s United Financial, Inc. (e)	1,100	13
		15

	Shares	Value (000)
Tobacco (0.9%)
Altria Group, Inc.	2,587	$89
Lorillard, Inc.	200	26
Philip Morris International, Inc.	2,159	189
Reynolds American, Inc. (e)	1,395	63
		367
Trading Companies & Distributors (0.0%)
Watsco, Inc. (e)	100	7

Wireless Telecommunication Services (0.0%)
MetroPCS Communications, Inc. (f)	600	3
Sprint Nextel Corp. (e)(f)	2,982	10
		13
Total Common Stocks (Cost $17,169)		17,430

Convertible Preferred Stock (0.3%)
Alternative Energy (0.3%)
Better Place, Inc. (f)(h)(i) (Cost $84)	33,466	111

Investment Companies (1.5%)
iShares MSCI EMU Index Fund	200	5
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	4,388	101
Technology Select Sector SPDR Fund (e)	9,300	267
United States Natural Gas Fund LP (f)	13,200	255
Total Investment Companies (Cost $626)		628

No. of Rights
Rights (0.0%)
Pharmaceuticals (0.0%)
Sanofi (France) (e)(f) (Cost $—)	54	—	@

Shares
Short-Term Investments (36.3%)
Securities held as Collateral on Loaned Securities (16.6%)
Investment Company (16.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	6,549,004	6,549

	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $79; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $80)	$79	79
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $102; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $104)	$102	$102
		181
Total Securities held as Collateral on Loaned Securities (Cost $6,730)		6,730

	Shares
Investment Company (16.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $6,507)	6,507,444	6,507

	Face Amount (000)
U.S. Treasury Securities (3.7%)
U.S. Treasury Bills,
0.14%, 10/4/12 – 11/29/12 (k)	$1,200	1,200
0.11%, 10/4/12 (k)	300	300
		1,500
Total Short-Term Investments (Cost $14,736)		14,737
Total Investments (118.5%) (Cost $47,289) Including $7,268 of Securities Loaned (l)+		48,108
Liabilities in Excess of Other Assets (-18.5%)		(7,527)
Net Assets (100.0%)		$40,581

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(d)

For the nine months ended June 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities, Corporate Bonds, and Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $114,000 and $300,000, respectively, including net realized gains of approximately $11,000.

(e)

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $7,268,000 and $7,285,000, respectively. The Portfolio received cash collateral of approximately $6,730,000, of which $6,730,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2012, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $555,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	Security has been deemed illiquid at June 30, 2012.
(i)

At June 30, 2012, the Portfolio held a fair valued security valued at approximately $111,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Liquidity Funds - Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Liquidity Funds - Emerging Markets Portfolio. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio.

(k)	Rate shown is the yield to maturity at June 30, 2012.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $47,289,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $819,000 of which approximately $2,504,000 related to appreciated securities and approximately $1,685,000 related to depreciated securities.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	AUD	323	$330	7/19/12	USD	324	$324	$(6)
Deutsche Bank AG London	USD	325	325	7/19/12	AUD	320	327	2
Deutsche Bank AG London	USD	701	701	7/19/12	EUR	553	700	(1)
Goldman Sachs International	USD	53	53	7/19/12	CAD	54	53	—	@
Goldman Sachs International	USD	44	44	7/19/12	CAD	46	44	—	@
JPMorgan Chase Bank	NOK	394	66	7/19/12	USD	66	66	—	@
JPMorgan Chase Bank	USD	49	49	7/19/12	SEK	340	49	—	@
State Street Bank and Trust Co.	USD	117	117	7/19/12	SEK	816	118	1
UBS AG	GBP	24	38	7/19/12	USD	38	38	—	@
UBS AG	USD	163	163	7/19/12	CHF	154	163	(—	)@
			$1,886				$1,882	$(4)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	32	$1,292	Jul-12	$60
DAX Index (Germany)	1	203	Sep-12	7
Euro STOXX 50 Index (Germany)	11	314	Sep-12	17
FTSE 100 Index (United Kingdom)	1	86	Sep-12	1
NIKKEI 225 Index (Japan)	5	285	Sep-12	20
S&P 500 E MINI Index	105	7,121	Sep-12	204
TOPIX Index (Japan)	1	96	Sep-12	7
U.S. Treasury 10 yr. Note	1	133	Sep-12	(1)
U.S. Treasury 5 yr. Note	1	124	Sep-12	(— )@

Short:
ASX Spi 200 Index (Australia)	1	(104)	Sep-12	1
German Euro Bund (Germany)	5	(891)	Sep-12	6
MSCI Emerging Markets Mini	1	(47)	Sep-12	(2)
U.S. Treasury 10 yr. Note	7	(934)	Sep-12	(3)
U.S. Treasury 2 yr. Note	2	(440)	Sep-12	— @
				$317

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	910	$59
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26	$1,220		(55)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,150	(62)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31	$1,515		54
							$(4)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket	$2,938	3-Month HKD-HIBOR-minus 0.124%	Pay	6/21/13	$(9)
Goldman Sachs International	Goldman Sachs Custom Machinery	90	1-Month USD-LIBOR-minus 0.47%	Pay	5/13/13	(1)
Goldman Sachs International	Goldman Sachs Custom Machinery	92	1-Month USD-LIBOR-minus 0.47%	Pay	5/13/13	(1)

Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Goldman Sachs Custom Machinery	$198	1-Month USD-LIBOR-minus 0.47%	Pay	5/13/13	$(2)
Goldman Sachs International	Goldman Sachs South Africa Consumer Discretionary Custom Basket	400	3-Month USD-LIBOR-minus 0.55%	Pay	6/21/13	7
Bank of America NA	Merrill Lynch Custom Luxury Basket	399	3-Month HKD-HIBOR-minus 0.15%	Pay	5/29/13	(9)
Bank of America NA	Merrill Lynch Custom Luxury Basket	400	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	(2)
						$(17)

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	3,004,615	$116,429

Alternative Energy (3.1%)
Range Resources Corp.	2,047,125	126,655
Ultra Petroleum Corp. (a)	2,977,886	68,700
		195,355
Asset Management & Custodian (0.6%)
Greenhill & Co., Inc.	1,073,048	38,254

Beverage: Brewers & Distillers (1.4%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	7,870,866	88,749

Biotechnology (4.4%)
IDEXX Laboratories, Inc. (a)	1,280,698	123,114
Illumina, Inc. (a)	3,870,370	156,324
		279,438
Cement (1.1%)
Martin Marietta Materials, Inc.	888,183	70,007

Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (a)	3,116,709	70,936
Rockwood Holdings, Inc.	2,056,282	91,196
		162,132
Commercial Services (7.9%)
Gartner, Inc. (a)	3,147,901	135,517
Intertek Group PLC (United Kingdom)	3,990,123	167,695
MercadoLibre, Inc. (Brazil)	856,669	64,936
Weight Watchers International, Inc.	2,636,286	135,927
		504,075
Communications Technology (3.9%)
Motorola Solutions, Inc.	4,692,400	225,752
Research In Motion Ltd. (Canada) (a)	3,050,642	22,544
		248,296
Computer Services, Software & Systems (15.6%)
Akamai Technologies, Inc. (a)	3,324,944	105,567
Citrix Systems, Inc. (a)	1,208,127	101,410
IHS, Inc., Class A (a)	1,247,365	134,379
LinkedIn Corp., Class A (a)	1,622,943	172,470
Red Hat, Inc. (a)	1,832,620	103,506
Salesforce.com, Inc. (a)	1,045,265	144,518
SINA Corp. (China) (a)	596,136	30,886
Solera Holdings, Inc.	3,068,047	128,214
Zynga, Inc., Class A (a)	10,638,003	57,871
Zynga, Inc., Class B (a)	3,390,490	18,444
		997,265
Computer Technology (3.7%)
Dropbox, Inc. (a)(b)(c)	3,567,608	32,284
Yandex N.V., Class A (Russia) (a)	6,056,854	115,383

	Shares	Value (000)
Youku.com, Inc. ADR (China) (a)	4,145,832	$89,881
		237,548
Consumer Lending (1.7%)
IntercontinentalExchange, Inc. (a)	776,648	105,609

Consumer Services: Miscellaneous (1.8%)
Qualicorp SA (Brazil) (a)	10,808,545	94,497
Sun Art Retail Group Ltd. (Hong Kong)	18,789,610	20,636
		115,133
Diversified Materials & Processing (0.1%)
Schindler Holding AG (Switzerland)	84,135	9,409

Diversified Media (3.1%)
Factset Research Systems, Inc.	1,027,933	95,536
McGraw-Hill Cos., Inc. (The)	2,311,282	104,008
		199,544
Diversified Retail (5.7%)
Dollar Tree, Inc. (a)	2,274,310	122,358
Fastenal Co.	2,208,640	89,030
Groupon, Inc. (a)	8,143,140	86,562
Groupon, Inc. Series A (a)	5,992,988	63,705
		361,655
Education Services (1.5%)
New Oriental Education & Technology Group, Inc. ADR (China) (a)	3,808,860	93,317

Electronic Components (1.3%)
Sensata Technologies Holding N.V. (a)	3,213,232	86,050

Financial Data & Systems (5.8%)
MSCI, Inc., Class A (a)	5,067,356	172,392
Verisk Analytics, Inc., Class A (a)	4,088,659	201,407
		373,799
Foods (0.7%)
Hillshire Brands Co.	1,574,173	45,635

Health Care Services (3.9%)
athenahealth, Inc. (a)	1,427,309	113,000
Stericycle, Inc. (a)	1,521,674	139,492
		252,492
Insurance: Property-Casualty (1.8%)
Progressive Corp. (The)	5,541,916	115,438

Media (0.6%)
Legend Pictures LLC Ltd. (a)(b)(c)	34,510	36,896

Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	1,227,668	91,093

	Shares	Value (000)
Medical Equipment (3.6%)
Intuitive Surgical, Inc. (a)	413,356	$228,912

Metals & Minerals: Diversified (1.2%)
Lynas Corp., Ltd. (Australia) (a)	23,242,119	20,550
Molycorp, Inc. (a)	2,602,753	56,089
		76,639
Pharmaceuticals (3.6%)
Ironwood Pharmaceuticals, Inc. (a)	3,422,223	47,158
Mead Johnson Nutrition Co.	1,208,608	97,305
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,858,863	83,259
		227,722
Publishing (1.4%)
Morningstar, Inc.	1,541,657	89,169

Recreational Vehicles & Boats (3.5%)
Edenred (France)	7,987,484	226,651

Restaurants (1.5%)
Dunkin’ Brands Group, Inc.	2,756,896	94,672

Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	4,560,544	78,213

Semiconductors & Components (0.5%)
First Solar, Inc. (a)	2,153,446	32,431

Utilities: Electrical (3.3%)
Brookfield Infrastructure Partners LP (Canada)	6,242,105	209,547
Total Common Stocks (Cost $5,578,194)		6,087,574

Convertible Preferred Stocks (1.1%)
Alternative Energy (0.6%)
Better Place, Inc. (a)(b)(c)	9,009,542	29,822
Better Place, Inc. Series C (a)(b)(c)	2,796,975	9,258
		39,080
Computer Services, Software & Systems (0.2%)
Workday, Inc. (a)(b)(c)	805,930	10,687

Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c)	354,228	3,205

Technology: Miscellaneous (0.2%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c)	542,936	15,202
Total Convertible Preferred Stocks (Cost $66,988)		68,174

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $189,541)	189,541,153	189,541

Total Investments (99.3%) (Cost $5,834,723) (e) +	$6,345,289
Other Assets in Excess of Liabilities (0.7%)	44,796
Net Assets (100.0%)	$6,390,085

(a)	Non-income producing security.
(b)

At June 30, 2012, the Portfolio held fair valued securities valued at approximately $137,354,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Security has been deemed illiquid at June 30, 2012.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The fair value and percentage of net assets, $444,941,000 and 7.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,834,723,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $510,566,000 of which approximately $1,132,873,000 related to appreciated securities and approximately $622,307,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Agency Fixed Rate Mortgages (27.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$279	$297
5.00%, 10/1/35	832	896
6.00%, 5/1/37 – 10/1/38	332	364
7.50%, 5/1/35	61	75
8.00%, 8/1/32	31	39
8.50%, 8/1/31	51	64
July TBA:
3.50%, 7/25/42 (a)	610	640
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 – 12/1/41	1,632	1,740
4.50%, 8/1/40 – 8/1/41	2,085	2,268
5.00%, 3/1/39	810	894
5.50%, 4/1/34 – 2/1/38	1,873	2,055
6.00%, 1/1/38	206	227
6.50%, 7/1/29 – 2/1/33	379	436
7.00%, 10/1/31 – 12/1/31	3	3
7.50%, 8/1/37	104	127
8.00%, 4/1/33	77	95
8.50%, 10/1/32	75	93
July TBA:
5.00%, 7/25/42 (a)	1,725	1,867
Government National Mortgage Association,
August TBA:
3.50%, 8/25/42 (a)	1,305	1,392
July TBA:
4.00%, 7/25/42 (a)	1,935	2,112
Various Pools:
4.50%, 4/15/39 – 8/15/39	565	619
		16,303
Asset-Backed Securities (5.7%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	225	228
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	22	22
Brazos Higher Education Authority
1.32%, 7/25/29 (c)	325	326
CVS Pass-Through Trust
6.04%, 12/10/28	73	82
Discover Card Master Trust
0.59%, 8/15/16 (c)	300	301
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (b)	178	179
1.62%, 5/20/17 (b)	120	121
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	179
Great America Leasing Receivables
1.69%, 2/15/14 (b)	300	301
Louisiana Public Facilities Authority
1.37%, 4/26/27 (c)	325	326
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	154	154

	Face Amount (000)	Value (000)
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	$350	$351
MMCA Automobile Trust
1.22%, 1/15/15 (b)	225	226
North Carolina State Education Assistance Authority
1.37%, 1/26/26 (c)	225	226
Panhandle-Plains Higher Education Authority, Inc.
1.41%, 7/1/24 (c)	125	125
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	225	231
		3,378
Collateralized Mortgage Obligations - Agency Collateral Series (8.2%)
Federal Home Loan Mortgage Corporation,
2.09%, 3/25/19	159	162
2.32%, 10/25/18	155	161
2.70%, 5/25/18	335	355
2.79%, 1/25/22	300	313
2.97%, 10/25/21	300	318
3.87%, 4/25/21	325	364
IO
0.84%, 1/25/21 (c)	2,277	93
IO PAC REMIC
6.23%, 6/15/40 (c)	1,891	369
IO REMIC
5.81%, 4/15/39 (c)	790	168
IO STRIPS
8.00%, 1/1/28	21	4
REMIC
6.66%, 1/15/42 (c)(d)	119	121
Federal National Mortgage Association,
3.76%, 6/25/21	110	122
IO
6.14%, 9/25/20 (c)	1,767	528
IO REMIC
6.35%, 9/25/38 (c)	600	122
REMIC
6.66%, 1/25/42 (c)(d)	300	302
9.12%, 10/25/41 (c)(d)	211	218
Government National Mortgage Association,
IO
1.37%, 4/16/53 (c)	4,528	363
5.00%, 2/16/41	171	36
5.81%, 11/16/40 (c)	1,149	236
6.34%, 6/20/40 (c)	843	143
6.36%, 4/16/41 (c)	1,187	231
IO REMIC
0.85%, 8/20/58 (c)	2,907	98
		4,827
Commercial Mortgage Backed Securities (2.3%)
GS Mortgage Securities Corp. II
3.71%, 8/10/44	240	253
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	240	263
4.39%, 7/15/46 (b)	350	388

	Face Amount (000)	Value (000)
UBS-Barclays Commercial Mortgage Trust
3.53%, 5/10/63	$80	$82
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	315	356
		1,342
Corporate Bonds (28.3%)
Finance (11.0%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	175	181
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)(e)	140	138
Aegon N.V.
4.63%, 12/1/15 (e)	175	187
Bank of America Corp.,
Series L
5.65%, 5/1/18	225	241
Barclays Bank PLC
6.05%, 12/4/17 (b)(e)	100	101
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (e)	235	251
BNP Paribas SA
5.00%, 1/15/21 (e)	135	139
Boston Properties LP,
3.85%, 2/1/23	100	101
5.88%, 10/15/19	30	35
Brookfield Asset Management, Inc.
5.80%, 4/25/17	65	71
Cigna Corp.,
2.75%, 11/15/16	70	72
5.38%, 2/15/42	10	11
Citigroup, Inc.,
6.13%, 11/21/17 – 5/15/18 (f)	195	218
8.50%, 5/22/19 (e)(f)	85	105
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	75	76
Coventry Health Care, Inc.
5.45%, 6/15/21	120	135
Credit Suisse,
5.40%, 1/14/20	135	141
6.00%, 2/15/18 (e)	60	64
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	100	104
DNB Bank ASA
3.20%, 4/3/17 (b)	205	207
ERP Operating LP
4.63%, 12/15/21	45	49
Ford Motor Credit Co., LLC
4.21%, 4/15/16 (b)	200	208
General Electric Capital Corp.,
5.30%, 2/11/21	110	124
Series G
6.00%, 8/7/19	190	223
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	285	301

	Face Amount (000)	Value (000)
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	$110	$115
HSBC Holdings PLC
4.00%, 3/30/22	245	255
JPMorgan Chase & Co.
4.50%, 1/24/22 (e)	50	54
MetLife, Inc.
7.72%, 2/15/19	60	76
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (b)	205	208
National Australia Bank
2.75%, 3/9/17 (e)	250	252
Nationwide Building Society
6.25%, 2/25/20 (b)	145	157
Nationwide Financial Services
5.38%, 3/25/21 (b)	75	78
Nordea Bank AB
4.88%, 5/13/21 (b)(e)	200	195
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	137
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	120	131
Principal Financial Group, Inc.
8.88%, 5/15/19	100	130
Prudential Financial, Inc.
7.38%, 6/15/19 (e)	270	330
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	40	39
Societe Generale SA
5.20%, 4/15/21 (b)(e)	200	191
Standard Chartered Bank
6.40%, 9/26/17 (b)(e)	100	111
Svenska Handelsbanken AB
2.88%, 4/4/17 (e)	250	254
UnitedHealth Group, Inc.
6.63%, 11/15/37	120	161
Wachovia Corp.
5.63%, 10/15/16	60	68
Wells Fargo & Co.
5.63%, 12/11/17 (e)	60	70
		6,495
Industrials (15.6%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	134
Air Products & Chemicals, Inc.
2.00%, 8/2/16 (e)	165	170
Altria Group, Inc.,
4.13%, 9/11/15 (e)	50	54
9.25%, 8/6/19	125	174
American Honda Finance Corp.
2.13%, 2/28/17 (b)(e)	200	203
ArcelorMittal
9.85%, 6/1/19 (e)	100	119
AT&T, Inc.,

	Face Amount (000)	Value (000)
5.35%, 9/1/40 (e)	$25	$29
6.30%, 1/15/38	170	213
BAA Funding Ltd.
4.88%, 7/15/21 (b)	170	180
BAT International Finance PLC
2.13%, 6/7/17 (b)(e)	175	175
Bemis Co., Inc.
4.50%, 10/15/21 (e)	110	119
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	165	161
Boeing Capital Corp.
2.13%, 8/15/16	175	183
BP Capital Markets PLC
3.25%, 5/6/22 (e)	125	130
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	115	135
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	125	153
Cardinal Health, Inc.
1.90%, 6/15/17	130	131
CF Industries, Inc.
6.88%, 5/1/18	150	178
Coca-Cola Co. (The)
1.65%, 3/14/18	150	152
Comcast Corp.
5.70%, 5/15/18	50	59
ConocoPhillips
6.50%, 2/1/39 (e)	25	35
Covidien International Finance SA
3.20%, 6/15/22	45	47
CRH America, Inc.
6.00%, 9/30/16	135	148
Daimler Finance North America LLC
8.50%, 1/18/31	55	84
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	205	238
Deere & Co.
3.90%, 6/9/42	100	100
Delhaize Group SA
5.70%, 10/1/40	106	89
Deutsche Telekom International Finance BV
8.75%, 6/15/30 (e)	65	90
Diageo Capital PLC
1.50%, 5/11/17 (e)	60	60
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	200	203
Eastman Chemical Co.
3.60%, 8/15/22	100	102
Experian Finance PLC
2.38%, 6/15/17 (b)(g)	210	211
Express Scripts Holding Co.,
2.65%, 2/15/17 (b)	110	112
3.90%, 2/15/22 (b)	50	52
Fiserv, Inc.
3.13%, 6/15/16	80	83
Georgia-Pacific LLC
5.40%, 11/1/20 (b)(e)	90	105

	Face Amount (000)	Value (000)
Gilead Sciences, Inc.
5.65%, 12/1/41	$75	$88
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	111
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	125
Hess Corp.
6.00%, 1/15/40 (e)	175	195
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	165	173
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	85	89
Kinross Gold Corp.
5.13%, 9/1/21 (e)	115	117
Kraft Foods, Inc.
5.38%, 2/10/20	195	231
L-3 Communications Corp.
4.75%, 7/15/20	135	144
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	150	150
Macy’s Retail Holdings, Inc.
3.88%, 1/15/22 (e)	55	58
Marathon Petroleum Corp.
5.13%, 3/1/21	120	135
Motorola Solutions, Inc.
3.75%, 5/15/22	100	99
Murphy Oil Corp.
4.00%, 6/1/22	100	102
NBC Universal Media LLC
5.95%, 4/1/41 (e)	50	59
Nordstrom, Inc.
4.00%, 10/15/21 (e)	85	93
PepsiCo, Inc.
2.75%, 3/5/22	125	126
Phillips 66
4.30%, 4/1/22 (b)	100	105
Republic Services, Inc.
3.55%, 6/1/22 (e)	145	147
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	200	213
Sanofi
4.00%, 3/29/21	135	151
Sonoco Products Co.
5.75%, 11/1/40	100	114
Syngenta Finance
3.13%, 3/28/22	130	132
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	75	75
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21 (e)	215	227
Time Warner Cable, Inc.,
6.75%, 6/15/39 (e)	40	49
8.75%, 2/14/19 (e)	55	73
Time Warner, Inc.
4.90%, 6/15/42	50	51
Total Capital International SA
2.88%, 2/17/22 (e)	150	152

	Face Amount (000)	Value (000)
United Technologies Corp.
4.50%, 6/1/42	$90	$99
Vale Overseas Ltd.
5.63%, 9/15/19 (e)	85	95
Verizon Communications, Inc.,
4.60%, 4/1/21	30	34
8.95%, 3/1/39	50	83
VF Corp.
3.50%, 9/1/21	105	112
Vivendi SA
6.63%, 4/4/18 (b)	120	133
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)(e)	115	117
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	85	88
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	134
WPP Finance UK
8.00%, 9/15/14	100	113
		9,203
Utilities (1.7%)
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	57
Series N
6.50%, 1/31/19	160	193
Exelon Generation Co., LLC
6.25%, 10/1/39 (e)	140	152
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	186
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	188
8.75%, 5/1/19	65	86
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	157
		1,019
		16,717
Mortgages - Other (0.4%)
WF-RBS Commercial Mortgage Trust
3.43%, 6/15/45	238	243

Municipal Bonds (1.4%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	100	111
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	40	52
City of New York, NY,
Series G-1
5.97%, 3/1/36	85	106
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	161

	Face Amount (000)	Value (000)
Municipal Electric Authority of Georgia
6.66%, 4/1/57	$155	$179
State of California,
General Obligation Bonds
5.95%, 4/1/16	175	200
		809
Sovereign (2.5%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	150	171
Brazilian Government International Bond
4.88%, 1/22/21 (e)	220	255
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	200	220
Korea Development Bank (The)
4.38%, 8/10/15	130	139
Mexico Government International Bond
3.63%, 3/15/22	200	213
Petroleos Mexicanos
4.88%, 1/24/22 (b)(e)	250	271
Russian Foreign Bond - Eurobond
3.25%, 4/4/17 (b)	200	202
		1,471
U.S. Agency Securities (2.1%)
Federal National Mortgage Association,
1.25%, 9/28/16	230	234
5.38%, 6/12/17	700	849
6.63%, 11/15/30	100	152
		1,235
U.S. Treasury Securities (20.2%)
U.S. Treasury Bonds,
3.88%, 8/15/40	2,125	2,616
5.25%, 11/15/28	730	1,027
U.S. Treasury Notes,
1.25%, 10/31/15	2,165	2,219
1.75%, 3/31/14 – 7/31/15	3,170	3,267
2.25%, 3/31/16 (e)	2,625	2,792
		11,921
Total Fixed Income Securities (Cost $55,775)		58,246

Shares
Short-Term Investments (24.9%)
Securities held as Collateral on Loaned Securities (14.0%)
Investment Company (13.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	8,034,530	8,035

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $97; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $98)	$96	$96
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $126; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $128)	126	126
		222
Total Securities held as Collateral on Loaned Securities (Cost $8,257)		8,257

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $2,662)	2,662,379	2,662

	Face Amount (000)
U.S. Treasury Securities (6.4%)
U.S. Treasury Bills,
0.08%, 8/2/12 (i)	$1,810	1,810
0.13%, 11/29/12 (i)	600	599
0.14%, 8/30/12 (i)(j)	363	363
0.11%, 10/4/12 (i)	1,000	1,000
		3,772
Total Short-Term Investments (Cost $14,691)		14,691
Total Investments (123.6%) (Cost $70,466) Including $8,070 of Securities Loaned (k)+		72,937
Liabilities in Excess of Other Assets (-23.6%)		(13,941)
Net Assets (100.0%)		$58,996

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2012.
(e)

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $8,070,000 and $8,257,000, respectively. The Portfolio received cash collateral of approximately $8,257,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2012, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the nine months ended June 30, 2012, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $161,000, including net realized gains of approximately $24,000.

(g)	When-issued security.

(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at June 30, 2012.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $70,466,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,471,000 of which approximately $2,681,000 related to appreciated securities and approximately $210,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	4	$881	Sep-12	$—	@

Short:
U.S. Treasury 10 yr. Note	39	(5,202)	Sep-12	(17)
U.S. Treasury 30 yr. Bond	3	(444)	Sep-12	1
U.S. Treasury 5 yr. Note	1	(124)	Sep-12	—	@
				$(16)

@	Value is less than $500

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (96.9%)
Agency Adjustable Rate Mortgages (0.8%)
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	$1,803		$1,913

Agency Fixed Rate Mortgages (30.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	—	@	1
13.00%, 6/1/19	—	@	—	@
Gold Pools:
4.00%, 12/1/41	2,790		2,967
4.50%, 6/1/39 — 3/1/41	9,031		9,671
5.00%, 10/1/35	312		337
6.00%, 10/1/36 — 8/1/38	1,648		1,813
6.50%, 3/1/16 — 8/1/33	415		475
7.00%, 6/1/28 — 11/1/31	113		135
July TBA:
3.00%, 7/25/27 (a)	1,750		1,830
3.50%, 7/25/42 (a)	6,050		6,349
Federal National Mortgage Association,
Conventional Pools:
4.00%, 11/1/41 — 1/1/42	12,816		13,669
5.00%, 1/1/37 — 3/1/41	3,172		3,455
5.50%, 6/1/35 — 5/1/41	9,887		10,890
6.00%, 5/1/38	1,830		2,013
6.50%, 11/1/23 — 1/1/34	5,022		5,755
7.00%, 11/1/13 — 1/1/34	775		910
8.50%, 1/1/15	3		3
9.50%, 4/1/30	682		824
12.00%, 11/1/15	23		24
12.50%, 9/1/15	4		4
July TBA:
5.00%, 7/25/42 (a)	5,950		6,440
Government National Mortgage Association,
August TBA:
3.50%, 8/25/42 (a)	3,125		3,333
July TBA:
4.00%, 7/25/42 (a)	2,700		2,946
Various Pool
4.50%, 8/15/39	712		780
			74,624
Asset-Backed Securities (2.2%)
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	141		142
Contimortgage Home Equity Trust
8.10%, 8/15/25	42		41
CVS Pass-Through Trust
6.04%, 12/10/28	481		544
Mid-State Trust
8.33%, 4/1/30	32		32
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	1,075		1,089
SLM Student Loan Trust
4.37%, 4/17/28 (c)	825		873

	Face Amount (000)	Value (000)
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (c)	$675	$693
U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	1,494	1,572
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (c)	357	360
		5,346
Collateralized Mortgage Obligations - Agency Collateral Series (5.4%)
Federal Home Loan Mortgage Corporation,
IO
0.84%, 1/25/21 (b)	10,100	412
IO PAC REMIC
6.23%, 6/15/40 (b)	10,805	2,110
IO REMIC
5.81%, 4/15/39 (b)	3,350	712
IO STRIPS
7.50%, 12/1/29	88	18
8.00%, 1/1/28	150	32
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
6.66%, 1/15/42 (b)(d)	559	567
Federal National Mortgage Association,
IO
6.14%, 9/25/20 (b)	5,204	1,555
IO PAC REMIC
8.00%, 9/18/27	394	89
IO REMIC
5.00%, 8/25/37	2,099	85
6.00%, 7/25/33	601	96
6.35%, 9/25/38 (b)	2,854	581
IO STRIPS
6.50%, 9/1/29 — 12/1/29	1,695	268
8.00%, 4/1/24	479	100
8.50%, 10/1/25	126	28
9.00%, 11/1/26	120	28
REMIC
6.66%, 1/25/42 (b)(d)	1,428	1,438
7.00%, 9/25/32	813	957
9.12%, 10/25/41 (b)(d)	935	966
63.02%, 9/25/20 (b)(d)	9	19
Government National Mortgage Association,
IO
5.00%, 2/16/41	899	189
5.81%, 11/16/40 (b)	5,039	1,035
6.34%, 6/20/40 (b)	3,674	625
6.36%, 4/16/41 (b)	6,531	1,271
		13,182
Commercial Mortgage Backed Securities (0.8%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (b)	1,526	1,757

	Face Amount (000)	Value (000)
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	$325	$329
		2,086
Corporate Bonds (35.8%)
Finance (13.5%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (c)(e)	800	828
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (c)(e)	439	433
ABN Amro Bank N.V.
4.25%, 2/2/17 (c)(e)	465	475
Aegon N.V.
4.63%, 12/1/15 (e)	480	513
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	496	538
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	400	410
American International Group, Inc.
6.40%, 12/15/20	375	425
Barclays Bank PLC
6.05%, 12/4/17 (c)(e)	600	609
BBVA Bancomer SA
4.50%, 3/10/16 (c)	525	530
BNP Paribas SA
5.00%, 1/15/21 (e)	615	632
Brookfield Asset Management, Inc.
5.80%, 4/25/17 (e)	300	327
Capital One Bank, USA NA
8.80%, 7/15/19	555	700
Cigna Corp.,
2.75%, 11/15/16 (e)	335	346
5.38%, 2/15/42	45	48
CIT Group, Inc.
5.00%, 5/15/17 (e)	360	371
Citigroup, Inc.,
5.88%, 5/29/37 (e)(f)	264	289
8.50%, 5/22/19 (f)	704	871
CNA Financial Corp.
5.75%, 8/15/21 (e)	315	347
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	375	382
Coventry Health Care, Inc.
5.45%, 6/15/21	540	608
Credit Suisse
6.00%, 2/15/18 (e)	369	395
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (c)	600	623
Discover Bank
7.00%, 4/15/20 (e)	575	670
DNB Bank ASA
3.20%, 4/3/17 (c)	685	694
ERP Operating LP
4.63%, 12/15/21	205	223

	Face Amount (000)	Value (000)
Farmers Insurance Exchange
8.63%, 5/1/24 (c)	$320	$416
Ford Motor Credit Co., LLC
4.21%, 4/15/16 (c)	860	894
General Electric Capital Corp.,
Series G
6.00%, 8/7/19	694	813
Genworth Financial, Inc.
7.20%, 2/15/21	625	596
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	1,355	1,433
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (c)	850	887
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	674
HBOS PLC,
Series G
6.75%, 5/21/18 (c)(e)	813	768
HSBC Holdings PLC
4.00%, 3/30/22	650	676
ING Bank
3.75%, 3/7/17 (c)	600	598
JPMorgan Chase & Co.,
4.50%, 1/24/22	225	243
4.63%, 5/10/21 (e)	380	407
JPMorgan Chase Bank NA
6.00%, 10/1/17	715	801
Mack-Cali Realty LP
4.50%, 4/18/22	400	411
Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	490	492
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,017
MetLife, Inc.
7.72%, 2/15/19	285	361
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (c)	570	579
National Australia Bank
2.75%, 3/9/17 (e)	545	549
Nationwide Building Society
6.25%, 2/25/20 (c)	645	697
Nationwide Financial Services
5.38%, 3/25/21 (c)	450	466
Nordea Bank AB
4.88%, 5/13/21 (c)(e)	765	747
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	791	867
Principal Financial Group, Inc.
8.88%, 5/15/19 (e)	308	400
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)(e)	550	497
Santander Holdings USA, Inc.
4.63%, 4/19/16 (e)	250	242

	Face Amount (000)	Value (000)
SLM Corp.,
MTN
6.25%, 1/25/16	$580	$612
Societe Generale SA
5.20%, 4/15/21 (c)(e)	455	436
Standard Chartered Bank
6.40%, 9/26/17 (c)	790	882
Svenska Handelsbanken AB
2.88%, 4/4/17 (e)	695	705
UnitedHealth Group, Inc.
4.63%, 11/15/41	265	286
Wachovia Corp.
5.63%, 10/15/16	400	451
Wells Operating Partnership II LP
5.88%, 4/1/18	800	833
		33,023
Industrials (20.6%)
Alpha Natural Resources, Inc.
6.25%, 6/1/21 (e)	280	238
Altria Group, Inc.
9.25%, 8/6/19	687	956
American Honda Finance Corp.
2.13%, 2/28/17 (c)(e)	770	780
AMERIGROUP Corp.
7.50%, 11/15/19	415	448
Amgen, Inc.,
Series B
0.38%, 2/1/13 (e)	369	386
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	425	507
Anixter, Inc.
5.63%, 5/1/19 (e)	510	529
ArcelorMittal
9.85%, 6/1/19	666	794
Archer-Daniels-Midland Co.
0.88%, 2/15/14	535	540
AT&T, Inc.,
5.35%, 9/1/40	150	173
6.30%, 1/15/38	500	625
BAA Funding Ltd.
4.88%, 7/15/21 (c)(e)	525	555
Ball Corp.
5.00%, 3/15/22 (e)	750	781
BAT International Finance PLC
2.13%, 6/7/17 (c)(e)	750	750
BE Aerospace, Inc.
5.25%, 4/1/22 (e)	750	774
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	545	533
Bombardier, Inc.
7.75%, 3/15/20 (c)	575	643
Boston Scientific Corp.
6.00%, 1/15/20	480	573
BP Capital Markets PLC
3.25%, 5/6/22 (e)	600	623

	Face Amount (000)	Value (000)
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	$400	$404
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (c)	425	522
Cardinal Health, Inc.
1.90%, 6/15/17	585	590
CenturyLink, Inc.,
5.80%, 3/15/22 (e)	380	379
6.45%, 6/15/21	440	459
CF Industries, Inc.
6.88%, 5/1/18	750	892
Chesapeake Energy Corp.
2.50%, 5/15/37	455	380
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	760	785
Cimarex Energy Co.
5.88%, 5/1/22	400	416
Comcast Corp.
5.70%, 5/15/18	98	116
Continental Resources, Inc.
7.13%, 4/1/21 (e)	575	644
Covidien International Finance SA
3.20%, 6/15/22	175	181
CRH America, Inc.
6.00%, 9/30/16	580	635
CSC Holdings LLC
6.75%, 11/15/21 (c)(e)	470	503
Daimler Finance North America LLC
8.50%, 1/18/31	224	344
Darden Restaurants, Inc.
6.20%, 10/15/17	520	603
Deere & Co.
3.90%, 6/9/42	495	494
Delhaize Group SA
5.70%, 10/1/40	433	365
Diageo Capital PLC
1.50%, 5/11/17 (e)	325	327
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	675	684
DISH DBS Corp.
7.13%, 2/1/16 (e)	580	639
Experian Finance PLC
2.38%, 6/15/17 (c)	435	436
Express Scripts Holding Co.,
2.65%, 2/15/17 (c)	485	494
3.90%, 2/15/22 (c)	190	197
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (c)(e)	614	628
Fiserv, Inc.
3.13%, 6/15/16	360	371
FMG Resources August 2006 Pty Ltd.
6.38%, 2/1/16 (c)(e)	380	387
Gap, Inc. (The)
5.95%, 4/12/21 (e)	645	670
Georgia-Pacific LLC
8.88%, 5/15/31	280	396

	Face Amount (000)	Value (000)
Gilead Sciences, Inc.
5.65%, 12/1/41	$265	$310
Goldcorp, Inc.
2.00%, 8/1/14 (e)	335	379
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	435	484
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	630	752
HCA, Inc.
5.88%, 3/15/22 (e)	720	754
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	380	399
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)(e)	483	507
Home Depot, Inc.
5.88%, 12/16/36	293	376
Ingram Micro, Inc.
5.25%, 9/1/17	295	317
Intel Corp.
2.95%, 12/15/35	356	404
International Business Machines Corp.
1.88%, 5/15/19 (e)	650	658
International Game Technology
3.25%, 5/1/14 (e)	492	545
Kinross Gold Corp.
5.13%, 9/1/21 (e)	520	527
Lam Research Corp.
1.25%, 5/15/18 (e)	651	645
Ltd. Brands, Inc.
5.63%, 2/15/22 (e)	625	647
LyondellBasell Industries N.V. (Netherlands)
5.00%, 4/15/19 (c)	950	1,001
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	155	185
Micron Technology, Inc.
1.88%, 6/1/14	466	459
Microsoft Corp.
Zero Coupon, 6/15/13 (c)(e)	534	569
Molson Coors Brewing Co.
2.50%, 7/30/13 (e)	497	505
Motorola Solutions, Inc.
3.75%, 5/15/22	475	469
Murphy Oil Corp.
4.00%, 6/1/22	470	480
NBC Universal Media LLC
5.95%, 4/1/41	400	474
Omnicom Group, Inc.
3.63%, 5/1/22	455	463
PepsiCo, Inc.
2.75%, 3/5/22	600	607
Petroleos de Venezuela SA
8.50%, 11/2/17 (c)	700	570
Phillips 66
4.30%, 4/1/22 (c)	750	791
Pioneer Natural Resources Co.
7.50%, 1/15/20	375	465

	Face Amount (000)	Value (000)
Sable International Finance Ltd.
7.75%, 2/15/17 (c)	$565	$588
SABMiller Holdings, Inc.
3.75%, 1/15/22 (c)	420	448
SBA Telecommunications, Inc.
8.25%, 8/15/19	565	621
Silgan Holdings, Inc.
5.00%, 4/1/20 (c)	750	769
Symantec Corp.,
Series B
1.00%, 6/15/13 (e)	488	502
Syngenta Finance
3.13%, 3/28/22	585	595
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	300	301
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21 (e)	525	553
Total Capital International SA
2.88%, 2/17/22 (e)	650	660
United Technologies Corp.
4.50%, 6/1/42	340	375
Verisk Analytics, Inc.
5.80%, 5/1/21	550	615
Vivendi SA
6.63%, 4/4/18 (c)	758	839
Volkswagen International Finance N.V.
2.38%, 3/22/17 (c)(e)	550	559
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	352
Wesfarmers Ltd.
2.98%, 5/18/16 (c)(e)	390	402
WPP Finance UK
8.00%, 9/15/14	664	749
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	686
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (c)(e)	700	705
		50,210
Utilities (1.7%)
AES Corp. (The)
7.38%, 7/1/21 (c)(e)	705	788
Delmarva Power & Light Co.
4.00%, 6/1/42	475	485
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	635	728
Exelon Generation Co., LLC
6.25%, 10/1/39 (e)	445	484
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 6/15/22 (e)	750	776
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	439	515

	Face Amount (000)	Value (000)
PPL WEM Holdings PLC
3.90%, 5/1/16 (c)	$375	$393
		4,169
		87,402
Mortgages - Other (7.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (b)	1,166	759
5.91%, 10/25/36 (b)	2,033	1,325
6.00%, 4/25/36	749	744
Banc of America Funding Corp.
0.62%, 8/25/36 (b)	552	502
Chase Mortgage Finance Corp.,
5.50%, 11/25/35	997	975
6.00%, 11/25/36	1,154	935
Chaseflex Trust
6.00%, 2/25/37	1,876	1,319
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	1,207	884
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	1,369	1,109
JP Morgan Mortgage Trust,
6.00%, 6/25/37	748	689
6.25%, 7/25/36	979	800
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	2,624	2,441
6.50%, 9/25/37	2,478	1,906
WaMu Mortgage Pass-Through Certificates,
1.14%, 7/25/46 (b)	1,990	1,310
5.06%, 6/25/37 (b)	2,000	1,412
WF-RBS Commercial Mortgage Trust
3.43%, 6/15/45	966	990
		18,100
Municipal Bonds (1.5%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	330	364
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255	328
City of New York, NY,
Series G-1
5.97%, 3/1/36	270	337
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477	592
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283	332
6.66%, 4/1/57	320	370
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320	370

	Face Amount (000)	Value (000)
State of California,
General Obligation Bonds
5.95%, 4/1/16	$830	$948
		3,641
Sovereign (4.2%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (c)	1,100	1,255
Brazilian Government International Bond
4.88%, 1/22/21 (e)	800	929
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (c)	1,000	1,099
KazMunayGas National Co.
6.38%, 4/9/21 (c)	1,100	1,215
Korea Development Bank (The)
4.38%, 8/10/15	875	935
Korea Finance Corp.
4.63%, 11/16/21 (e)	670	730
Mexican Bonos
6.50%, 6/10/21	16,000	1,303
Petroleos Mexicanos
4.88%, 1/24/22 (c)(e)	1,000	1,083
Poland Government International Bond
5.00%, 3/23/22	400	439
Russian Foreign Bond - Eurobond
3.25%, 4/4/17 (c)	1,200	1,210
		10,198
U.S. Agency Securities (2.0%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19 (e)	3,500	4,049
6.75%, 3/15/31	470	723
		4,772
U.S. Treasury Securities (6.2%)
U.S. Treasury Bonds,
3.88%, 8/15/40	9,545	11,752
5.25%, 11/15/28	220	310
U.S. Treasury Note
1.75%, 7/31/15	2,900	3,015
		15,077
Total Fixed Income Securities (Cost $229,239)		236,341

	Shares
Short-Term Investments (16.7%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	17,185,032	17,185

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $206; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $211)	$206	$206
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $269; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $274)	269	269
		475
Total Securities held as Collateral on Loaned Securities (Cost $17,660)		17,660

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $5,550)	5,549,665	5,550

	Face Amount (000)
U.S. Treasury Securities (7.2%)
U.S. Treasury Bills,
0.13%, 11/29/12 (h)	$4,000	3,998
0.11%, 10/4/12 (h)	10,000	9,998
0.14%, 10/4/12 (h)	3,500	3,499
		17,495
Total Short-Term Investments (Cost $40,704)		40,705
Total Investments (113.6%) (Cost $269,943) Including $17,320 of Securities Loaned (i)+		277,046
Liabilities in Excess of Other Assets (-13.6%)		(33,229)
Net Assets (100.0%)		$243,817

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2012.
(e)

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $17,320,000 and $17,661,000, respectively. The Portfolio received cash collateral of approximately $17,660,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2012, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the nine months ended June 30, 2012, the proceeds from sales of Citigroup, Inc., Commercial Mortgage Backed Securities and Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,672,000 including net realized gains of approximately $179,000.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2012.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $269,943,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,103,000 of which approximately $11,174,000 related to appreciated securities and approximately $4,071,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MXN	17,440	$1,307	7/13/12	USD	1,228	$1,228	$(79)
UBS AG	CAD	2,921	2,868	7/13/12	USD	2,810	2,810	(58)
Wells Fargo Bank	AUD	1	1	7/13/12	USD	1	1	(— )@
Wells Fargo Bank	USD	2,835	2,835	7/13/12	CAD	2,921	2,868	33
			$7,011				$6,907	$(104)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	118	$25,982	Sep-12	$(11)
U.S. Treasury 30 yr. Bond	14	2,072	Sep-12	(14)
U.S. Treasury 5 yr. Note	66	8,182	Sep-12	1

Short:
U.S. Treasury 10 yr. Note	181	(24,141)	Sep-12	(79)
Ultra Long U.S. Treasury Bond	1	(167)	Sep-12	2
				$(101)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	14,435	$934
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26	$19,325	(878)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	18,225	(977)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31	$23,970	858
$(63)

@		Value is less than $500.
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
MXN	—	Mexican New Peso
USD	—	United States Dollar

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$85	$96
8.35%, 7/10/31 (a)	142	187
		283
Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	29	6

Corporate Bonds (97.5%)
Finance (37.5%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	195	202
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (a)(b)	146	144
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)(b)	210	214
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	150	154
American Express Co.
8.13%, 5/20/19	100	133
American Financial Group, Inc.
9.88%, 6/15/19	225	283
American International Group, Inc.
6.40%, 12/15/20	345	391
Bank of America Corp.
5.63%, 7/1/20	850	912
Barclays Bank PLC,
5.13%, 1/8/20	300	326
6.05%, 12/4/17 (a)	115	117
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	200	216
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (b)	265	283
BNP Paribas SA
5.00%, 1/15/21 (b)	320	329
Boston Properties LP,
3.85%, 2/1/23	150	152
5.88%, 10/15/19	30	35
Brookfield Asset Management, Inc.
5.80%, 4/25/17	70	76
Capital One Bank, USA NA
8.80%, 7/15/19	285	359
Capital One Capital VI
8.88%, 5/15/40	150	153
Cigna Corp.
5.38%, 2/15/42	120	128
CIT Group, Inc.
5.00%, 5/15/17	250	258
Citigroup, Inc.,
4.45%, 1/10/17 (c)	125	131
6.13%, 11/21/17 – 5/15/18 (c)	930	1,037
8.50%, 5/22/19 (c)	76	94

	Face Amount (000)	Value (000)
CNA Financial Corp.
5.75%, 8/15/21	$250	$275
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	260	265
Credit Suisse,
5.40%, 1/14/20	295	307
6.00%, 2/15/18	61	65
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	225	234
DNB Bank ASA
3.20%, 4/3/17 (a)	255	258
ERP Operating LP
4.63%, 12/15/21	90	98
Farmers Exchange Capital
7.05%, 7/15/28 (a)	215	247
Ford Motor Credit Co., LLC
4.21%, 4/15/16 (a)	200	208
General Electric Capital Corp.,
5.30%, 2/11/21	120	135
MTN
5.88%, 1/14/38	260	300
Series G
6.00%, 8/7/19	666	780
Goldman Sachs Group, Inc. (The),
5.75%, 1/24/22	360	381
6.15%, 4/1/18	840	912
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	261
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	288
HBOS PLC,
Series G
6.75%, 5/21/18 (a)(b)	357	337
HCP, Inc.
5.63%, 5/1/17	95	105
HSBC Finance Corp.
6.68%, 1/15/21	135	146
HSBC Holdings PLC,
4.00%, 3/30/22	340	354
4.88%, 1/14/22 (b)	125	138
6.50%, 5/2/36	100	111
Huntington Bancshares, Inc.
7.00%, 12/15/20	140	164
JPMorgan Chase & Co.,
4.50%, 1/24/22 (b)	225	243
4.63%, 5/10/21 (b)	260	279
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	175	175
Mack-Cali Realty LP
4.50%, 4/18/22	125	129
Macquarie Group Ltd.
6.00%, 1/14/20 (a)(b)	215	214
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	217	243
MetLife, Inc.
7.72%, 2/15/19	70	89

	Face Amount (000)	Value (000)
National Australia Bank
2.75%, 3/9/17 (b)	$250	$252
Nationwide Building Society
6.25%, 2/25/20 (a)	260	281
Nationwide Financial Services
5.38%, 3/25/21 (a)	175	181
Nordea Bank AB
4.88%, 5/13/21 (a)	200	195
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	164
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	257
PNC Funding Corp.
5.13%, 2/8/20	110	127
Principal Financial Group, Inc.
8.88%, 5/15/19	167	217
Protective Life Corp.
7.38%, 10/15/19	175	203
Prudential Financial, Inc.
7.38%, 6/15/19	200	244
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	255	264
Santander Holdings USA, Inc.
4.63%, 4/19/16	55	53
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	186
SLM Corp.,
MTN
6.25%, 1/25/16	320	338
8.00%, 3/25/20	90	99
Societe Generale SA
5.20%, 4/15/21 (a)	200	191
Standard Chartered Bank
6.40%, 9/26/17 (a)	200	223
Svenska Handelsbanken AB
2.88%, 4/4/17	250	254
UnitedHealth Group, Inc.
6.63%, 11/15/37	202	271
Wachovia Corp.
5.63%, 10/15/16	245	276
Wells Operating Partnership II LP
5.88%, 4/1/18	125	130
		18,274
Industrials (51.5%)
ABB Finance USA, Inc.
2.88%, 5/8/22	40	41
Agilent Technologies, Inc.
5.50%, 9/14/15	126	141
Altria Group, Inc.
9.25%, 8/6/19	288	401
Amgen, Inc.,
2.13%, 5/15/17	375	380
3.88%, 11/15/21	80	85

	Face Amount (000)	Value (000)
Anixter, Inc.
5.63%, 5/1/19	$135	$140
ArcelorMittal
9.85%, 6/1/19	209	249
AstraZeneca PLC
6.45%, 9/15/37	125	170
AT&T, Inc.,
5.55%, 8/15/41	250	299
6.30%, 1/15/38	275	344
BAA Funding Ltd.
4.88%, 7/15/21 (a)	190	201
Ball Corp.
5.00%, 3/15/22 (b)	175	182
Barrick Gold Corp.
3.85%, 4/1/22	105	109
Barrick North America Finance LLC
4.40%, 5/30/21	145	157
BAT International Finance PLC
2.13%, 6/7/17 (a)(b)	225	225
Bemis Co., Inc.
4.50%, 10/15/21	230	249
Best Buy Co., Inc.
3.75%, 3/15/16 (b)	220	215
Boeing Capital Corp.
2.13%, 8/15/16	175	183
Boston Scientific Corp.
6.00%, 1/15/20	105	125
BP Capital Markets PLC
3.25%, 5/6/22	275	285
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	152
5.65%, 5/1/17	130	153
Canadian Natural Resources Ltd.
6.25%, 3/15/38	150	184
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)	50	53
7.75%, 5/15/19 (a)	175	215
Cardinal Health, Inc.
1.90%, 6/15/17	230	232
Caterpillar, Inc.
3.90%, 5/27/21 (b)	130	145
CenturyLink, Inc.,
5.80%, 3/15/22	295	294
6.45%, 6/15/21	180	188
CF Industries, Inc.
6.88%, 5/1/18	200	238
Cimarex Energy Co.
5.88%, 5/1/22	75	78
Cisco Systems, Inc.
3.15%, 3/14/17 (b)	300	327
Comcast Corp.,
4.65%, 7/15/42 (d)	125	126
6.40%, 5/15/38	100	122
Continental Resources, Inc.
5.00%, 9/15/22 (a)	175	178
Covidien International Finance SA
3.20%, 6/15/22	55	57

	Face Amount (000)	Value (000)
CRH America, Inc.
6.00%, 9/30/16	$400	$438
Daimler Finance North America LLC
8.50%, 1/18/31	161	247
Darden Restaurants, Inc.
6.20%, 10/15/17	235	273
Deere & Co.
3.90%, 6/9/42	135	135
Delhaize Group SA
5.70%, 10/1/40	125	105
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	139
Diageo Investment Corp.
2.88%, 5/11/22	125	129
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	475	481
Discovery Communications LLC
3.30%, 5/15/22	125	126
DISH DBS Corp.
4.63%, 7/15/17 (a)	250	252
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38 (b)	100	143
Eastman Chemical Co.
3.60%, 8/15/22	150	153
Experian Finance PLC
2.38%, 6/15/17 (a)(d)	210	211
Express Scripts Holding Co.,
2.65%, 2/15/17 (a)	225	229
3.90%, 2/15/22 (a)	65	68
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (a)(b)	266	272
Fiserv, Inc.
3.13%, 6/15/16	190	196
Ford Motor Credit Co., LLC
5.88%, 8/2/21	200	223
Gap, Inc. (The)
5.95%, 4/12/21	185	192
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)(b)	95	110
8.88%, 5/15/31	75	106
Gilead Sciences, Inc.
5.65%, 12/1/41	75	88
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (a)	225	250
Halliburton Co.
4.50%, 11/15/41	175	184
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	292
HCA, Inc.
5.88%, 3/15/22	175	183
Hess Corp.
6.00%, 1/15/40	125	139
Hewlett-Packard Co.,
2.60%, 9/15/17	80	80
4.65%, 12/9/21	285	299
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)(b)	182	191

	Face Amount (000)	Value (000)
Home Depot, Inc.
5.88%, 12/16/36	$159	$204
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	165
International Business Machines Corp.
1.25%, 2/6/17	200	201
Inversiones CMPC SA
4.50%, 4/25/22 (a)	150	149
Kinross Gold Corp.
5.13%, 9/1/21 (b)	180	182
Kohl’s Corp.
6.88%, 12/15/37	104	132
Koninklijke Philips Electronics N.V.
3.75%, 3/15/22	300	312
Kraft Foods, Inc.
6.88%, 1/26/39	225	293
Kroger Co. (The)
6.90%, 4/15/38	80	98
Lorillard Tobacco Co.
8.13%, 6/23/19 (b)	300	373
Ltd. Brands, Inc.
5.63%, 2/15/22	175	181
Lubrizol Corp.
8.88%, 2/1/19	165	226
LyondellBasell Industries N.V. (Netherlands)
5.00%, 4/15/19 (a)	200	211
Marathon Petroleum Corp.,
5.13%, 3/1/21	195	219
6.50%, 3/1/41	44	50
McDonald’s Corp.
2.63%, 1/15/22	250	255
McKesson Corp.
4.75%, 3/1/21 (b)	150	172
MeadWestvaco Corp.
7.38%, 9/1/19 (b)	120	143
Motorola Solutions, Inc.
3.75%, 5/15/22	150	148
Murphy Oil Corp.
4.00%, 6/1/22	225	230
NBC Universal Media LLC
5.95%, 4/1/41	125	148
Nordstrom, Inc.
4.00%, 10/15/21 (b)	90	99
Omnicom Group, Inc.
3.63%, 5/1/22	145	148
PepsiCo, Inc.
2.75%, 3/5/22	275	278
Petro-Canada
6.80%, 5/15/38	130	163
Philip Morris International, Inc.
4.50%, 3/20/42 (b)	150	160
Phillips 66
4.30%, 4/1/22 (a)	300	316
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	176
Republic Services, Inc.
3.55%, 6/1/22	245	248

	Face Amount (000)	Value (000)
SABMiller Holdings, Inc.
3.75%, 1/15/22 (a)	$200	$213
Sanofi
4.00%, 3/29/21	150	168
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)(b)(e)	200	204
Sonoco Products Co.
5.75%, 11/1/40	150	171
Stryker Corp.
2.00%, 9/30/16	325	333
Syngenta Finance N.V.
4.38%, 3/28/42	75	81
Teck Resources Ltd.
6.25%, 7/15/41	90	101
Telecom Italia Capital SA
7.18%, 6/18/19 (b)	209	209
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	100	101
Telefonica Europe BV
8.25%, 9/15/30	184	178
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	264
Time Warner Cable, Inc.,
6.75%, 6/15/39 (b)	80	98
8.75%, 2/14/19 (b)	100	133
Time Warner, Inc.
7.70%, 5/1/32	291	381
Total Capital International SA
2.88%, 2/17/22	300	305
Union Pacific Corp.
6.15%, 5/1/37	150	193
United Technologies Corp.
4.50%, 6/1/42	135	149
URS Corp.
3.85%, 4/1/17 (a)	300	297
Valero Energy Corp.
6.13%, 2/1/20 (b)	150	173
Verisk Analytics, Inc.
5.80%, 5/1/21	185	207
Verizon Communications, Inc.,
4.60%, 4/1/21	170	195
6.35%, 4/1/19 (b)	125	156
8.95%, 3/1/39	150	248
VF Corp.
3.50%, 9/1/21	120	128
Viacom, Inc.
6.88%, 4/30/36	100	130
Vivendi SA
6.63%, 4/4/18 (a)	102	113
Volkswagen International Finance N.V.
2.38%, 3/22/17 (a)	160	163
Waste Management, Inc.
6.13%, 11/30/39	100	124
Weatherford International Ltd.
4.50%, 4/15/22	150	154
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	100	103

	Face Amount (000)	Value (000)
Woolworths Ltd.
4.00%, 9/22/20 (a)	$140	$150
WPP Finance UK
8.00%, 9/15/14	136	153
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	257
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (a)(b)	325	327
Yum! Brands, Inc.
6.88%, 11/15/37	129	171
		25,068
Utilities (8.5%)
Appalachian Power Co.
7.00%, 4/1/38	150	202
Boston Gas Co.
4.49%, 2/15/42 (a)	125	132
Consolidated Edison Co. of New York, Inc.
6.65%, 4/1/19	100	127
Duke Energy Carolinas LLC
1.75%, 12/15/16 (b)	320	328
Enel Finance International N.V.
5.13%, 10/7/19 (a)(b)	200	191
Enterprise Products Operating LLC,
5.25%, 1/31/20	25	29
Series N
6.50%, 1/31/19	404	488
EQT Corp.
4.88%, 11/15/21	155	159
Exelon Generation Co., LLC
6.25%, 10/1/39	145	158
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	96	106
6.80%, 8/15/39	125	132
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	162
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	300	348
Nevada Power Co.
6.65%, 4/1/36	150	203
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	181	212
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	330
PSEG Power LLC
8.63%, 4/15/31 (b)	200	290
Sempra Energy
6.00%, 10/15/39 (b)	125	156
Spectra Energy Capital LLC
8.00%, 10/1/19	50	64

	Face Amount (000)	Value (000)
Virginia Electric and Power Co.
2.95%, 1/15/22	$325	$335
		4,152
		47,494
Total Fixed Income Securities (Cost $45,777)		47,783

	Shares
Short-Term Investments (15.7%)
Securities held as Collateral on Loaned Securities (14.0%)
Investment Company (13.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	6,649,389	6,649

	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $80; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $81)	$80	80
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $104; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $106)	104	104
		184
Total Securities held as Collateral on Loaned Securities (Cost $6,833)		6,833

	Shares
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $718)	718,437	718

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
0.14%, 8/30/12 (g)(h)	$95	95
Total Short-Term Investments (Cost $7,646)		7,646
Total Investments (113.8%) (Cost $53,423) Including $6,685 of Securities Loaned (i) +		55,429
Liabilities in Excess of Other Assets (-13.8%)		(6,707)
Net Assets (100.0%)		$48,722

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $6,685,000 and $6,833,000, respectively. The Portfolio received cash collateral of approximately $6,833,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of June 30, 2012, there was uninvested cash of less than $500 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

For the nine months ended June 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $1,212,000 and $1,046,000, respectively, including net realized gains of approximately $153,000.

(d)	When-issued security.
(e)	Security trades on the Hong Kong exchange.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at June 30, 2012.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with securities purchase of when-issued securities, open futures contracts and swap agreements.
+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $53,423,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,006,000 of which approximately $2,230,000 related to appreciated securities and approximately $224,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	52	$11,450	Sep-12	$(5)
U.S. Treasury Ultra Long Bond	17	2,836	Sep-12	15

Short:
U.S. Treasury 10 yr. Note	83	(11,070)	Sep-12	(30)
U.S. Treasury 30 yr. Bond	10	(1,480)	Sep-12	(3)
U.S. Treasury 5 yr. Note	10	(1,239)	Sep-12	2
				$(21)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	3 Month LIBOR	Receive	2.42%	3/22/22	$642	$(44)
JPMorgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	(21)
						$(65)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.4%)
Corporate Bonds (97.4%)
Basic Materials (4.0%)
FMG Resources August 2006 Pty Ltd.
6.88%, 4/1/22 (a)	$100	$101
Ineos Finance PLC
7.50%, 5/1/20 (a)	70	71
Ineos Group Holdings SA
8.50%, 2/15/16 (a)	150	138
Inmet Mining Corp.
8.75%, 6/1/20 (a)	50	50
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 3/1/19	50	52
		412
Communications (8.7%)
Avaya, Inc.
7.00%, 4/1/19 (a)	100	93
Cablevision Systems Corp.
7.75%, 4/15/18	100	107
CommScope, Inc.
8.25%, 1/15/19 (a)	50	53
GXS Worldwide, Inc.
9.75%, 6/15/15	150	150
Harron Communications LP/Harron Finance Corp.
9.13%, 4/1/20 (a)	150	156
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)	50	53
inVentiv Health, Inc.
10.00%, 8/15/18 (a)	150	130
Level 3 Financing, Inc.
8.13%, 7/1/19	50	52
MDC Partners, Inc.
11.00%, 11/1/16	100	107
		901
Consumer Discretionary (2.1%)
ServiceMaster Co.
8.00%, 2/15/20	100	109
Sonic Automotive, Inc.
7.00%, 7/15/22 (a)(b)	100	104
		213
Consumer, Cyclical (25.7%)
Academy Ltd./Academy Finance Corp.
9.25%, 8/1/19 (a)	100	109
Ameristar Casinos, Inc.
7.50%, 4/15/21	50	54
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	150	160
Caesars Entertainment Operating Co., Inc.,
8.50%, 2/15/20 (a)	50	51
10.00%, 12/15/18	150	103
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	101

	Face Amount (000)	Value (000)
Chester Downs & Marina LLC
9.25%, 2/1/20 (a)	$100	$105
Choice Hotels International, Inc.
5.75%, 7/1/22	100	105
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	200	206
CKE Restaurants, Inc.
11.38%, 7/15/18	89	102
Diamond Resorts Corp.
12.00%, 8/15/18	150	161
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	157
INTCOMEX, Inc.
13.25%, 12/15/14	150	151
Levi Strauss & Co.
6.88%, 5/1/22 (a)	50	52
Libbey Glass, Inc.
6.88%, 5/15/20 (a)	100	103
Lions Gate Entertainment, Inc.
10.25%, 11/1/16 (a)	100	110
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	150	144
MGM Resorts International
8.63%, 2/1/19 (a)	50	54
Rite Aid Corp.
9.50%, 6/15/17	150	154
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	150	156
Sabre Holdings Corp.
8.35%, 3/15/16	150	142
Snoqualmie Entertainment Authority
9.13%, 2/1/15 (a)	127	128
VWR Funding, Inc.,
Series B
10.25%, 7/15/15 (c)	50	52
		2,660
Consumer, Non-Cyclical (17.0%)
Amscan Holdings, Inc.
8.75%, 5/1/14	52	52
Apria Healthcare Group, Inc.
11.25%, 11/1/14	50	52
Armored Autogroup, Inc.
9.50%, 11/1/18 (a)	150	130
BioScrip, Inc.
10.25%, 10/1/15	100	109
Bumble Bee Holdco SCA,
PIK
9.63%, 3/15/18 (a)(d)	200	184
Emergency Medical Services Corp.
8.13%, 6/1/19	100	105
HCA, Inc.
5.88%, 3/15/22	50	52
Kindred Healthcare, Inc.
8.25%, 6/1/19	150	140

	Face Amount (000)	Value (000)
Knowledge Universe Education LLC
7.75%, 2/1/15 (a)	$150	$121
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)	100	106
Monitronics International, Inc.
9.13%, 4/1/20 (a)	100	97
Physiotherapy Associates Holdings, Inc.
11.88%, 5/1/19 (a)	100	102
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/1/17	50	53
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)	100	104
US Foods, Inc.
8.50%, 6/30/19 (a)	100	102
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/1/18	100	103
YCC Holdings LLC/Yankee Finance, Inc.,
PIK
10.25%, 2/15/16 (d)	150	153
		1,765
Energy (8.7%)
Chesapeake Energy Corp.
6.78%, 3/15/19	100	98
Concho Resources, Inc.
5.50%, 10/1/22	50	50
Continental Resources, Inc.
5.00%, 9/15/22 (a)	100	102
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.75%, 4/1/19	50	50
Crosstex Energy LP/Crosstex Energy Finance Corp.
7.13%, 6/1/22 (a)	50	49
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.38%, 6/1/19	50	50
Laredo Petroleum, Inc.
7.38%, 5/1/22 (a)	100	104
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/1/19 (a)	50	49
Northern Oil and Gas, Inc.
8.00%, 6/1/20 (a)	50	50
Penn Virginia Corp.
10.38%, 6/15/16	150	145
PetroBakken Energy Ltd.
8.63%, 2/1/20 (a)	100	100
SM Energy Co.
6.50%, 1/1/23 (a)	50	50
		897
Finance (7.1%)
E*Trade Financial Corp.
7.88%, 12/1/15	100	102
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	50	53
Kennedy-Wilson, Inc.
8.75%, 4/1/19	100	104

	Face Amount (000)	Value (000)
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.63%, 5/1/19 (a)	$100	$106
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.88%, 3/15/22 (a)	100	105
Nuveen Investments, Inc.
10.50%, 11/15/15	125	127
USI Holdings Corp.
4.34%, 11/15/14 (a)(c)	150	140
		737
Industrials (16.4%)
Anixter, Inc.
5.63%, 5/1/19	50	52
Atkore International, Inc.
9.88%, 1/1/18	100	98
BE Aerospace, Inc.
5.25%, 4/1/22	50	52
CEVA Group PLC
8.38%, 12/1/17 (a)	100	98
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20	150	155
Griffon Corp.
7.13%, 4/1/18	50	51
Heckmann Corp.
9.88%, 4/15/18 (a)	100	95
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	150	151
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17	100	108
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.88%, 1/15/17	150	159
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	101
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	150	165
Sequa Corp.
11.75%, 12/1/15 (a)	150	159
Silgan Holdings, Inc.
5.00%, 4/1/20 (a)	50	51
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	100	101
Terex Corp.
6.50%, 4/1/20	50	51
Viasystems, Inc.
7.88%, 5/1/19 (a)	50	50
		1,697
Technology (5.6%)
CDW LLC/CDW Finance Corp.
8.50%, 4/1/19	100	107
First Data Corp.
10.55%, 9/24/15	100	103
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	100	107
iGate Corp.
9.00%, 5/1/16	100	108

	Face Amount (000)	Value (000)
Lawson Software, Inc.,
9.38%, 4/1/19 (a)	$100	$107
11.50%, 7/15/18 (a)	45	51
		583
Utilities (2.1%)
AES Corp. (The)
7.38%, 7/1/21 (a)	100	112
CMS Energy Corp.
5.05%, 3/15/22	100	104
		216
Total Fixed Income Securities (Cost $9,970)		10,081

	Shares
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $4)	4,442	4
Total Investments (97.4%) (Cost $9,974) +		10,085
Other Assets in Excess of Liabilities (2.6%)		272
Net Assets (100.0%)		$10,357

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(d)	Payment-in-kind security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $9,974,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $111,000 of which approximately $208,000 related to appreciated securities and approximately $97,000 related to depreciated securities.

PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgages (2.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.67%, 9/1/35	$1,064	$1,141
5.43%, 1/1/38	255	275
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	785	833
3.58%, 5/1/39	848	911
		3,160
Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	16	20
7.50%, 11/1/19	2	2
12.00%, 6/1/15	2	2
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	955	1,094
7.00%, 7/1/29 — 12/1/33	63	76
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	40	44
		1,238
Asset-Backed Securities (15.6%)
Ally Master Owner Trust,
1.99%, 1/15/15 (a)(b)	275	277
2.15%, 1/15/16	700	713
2.88%, 4/15/15 (a)	650	659
American Express Credit Account Master Trust
1.49%, 3/15/17 (b)	2,325	2,384
ARI Fleet Lease Trust
1.69%, 8/15/18 (a)(b)	121	121
BMW Floorplan Master Owner Trust
1.39%, 9/15/14 (a)(b)	2,600	2,606
Capital One Multi-Asset Execution Trust
0.32%, 9/15/15 (b)	1,355	1,355
Chesapeake Funding LLC
2.24%, 12/15/20 (a)(b)	159	160
Citibank Credit Card Issuance Trust
2.25%, 12/23/14 (c)	1,950	1,968
CNH Equipment Trust,
1.17%, 5/15/15	1,211	1,215
1.54%, 7/15/14	118	118
Ford Credit Floorplan Master Owner Trust,
1.79%, 9/15/14 (b)	2,600	2,608
4.20%, 2/15/17 (a)	1,150	1,242
GE Equipment Midticket LLC
0.94%, 7/14/14 (a)	605	606
Harley-Davidson Motorcycle Trust
1.16%, 2/15/15	1,619	1,624
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	855	855

	Face Amount (000)	Value (000)
MMAF Equipment Finance LLC
2.37%, 11/15/13 (a)	$374	$375
MMCA Automobile Trust
1.39%, 1/15/14 (a)	465	465
Nissan Auto Lease Trust
1.12%, 12/15/13	1,501	1,504
Nissan Master Owner Trust Receivables
1.39%, 1/15/15 (a)(b)	625	629
North Carolina State Education Assistance Authority,
0.92%, 1/25/21 (b)	633	633
1.27%, 7/25/25 (b)	625	623
Panhandle-Plains Higher Education Authority, Inc.
1.41%, 7/1/24 (b)	275	276
Wheels SPV LLC
1.79%, 3/15/18 (a)(b)	113	113
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	180	180
		23,309
Collateralized Mortgage Obligations - Agency Collateral Series (1.6%)
Federal Home Loan Mortgage Corporation,
1.56%, 10/25/18	275	280
REMIC
7.50%, 9/15/29	1,737	2,047
		2,327
Corporate Bonds (62.0%)
Finance (27.0%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	771
Abbey National Treasury Services PLC
2.88%, 4/25/14	615	600
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)	400	408
Aflac, Inc.
3.45%, 8/15/15	325	346
American Express Co.
7.25%, 5/20/14	1,680	1,864
American International Group, Inc.
3.65%, 1/15/14	745	761
Bank of America Corp.,
Series 1
3.75%, 7/12/16	1,295	1,307
Barclays Bank PLC
5.20%, 7/10/14	980	1,033
BBVA Bancomer SA
4.50%, 3/10/16 (a)	955	965
BNP Paribas SA
3.60%, 2/23/16	920	931
BP Capital Markets PLC
3.88%, 3/10/15	595	638
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,141
Capital One Financial Corp.
7.38%, 5/23/14	875	962

	Face Amount (000)	Value (000)
Citigroup, Inc.
4.45%, 1/10/17 (c)	$1,125	$1,180
CNH Capital LLC
6.25%, 11/1/16 (a)	355	382
Commonwealth Bank of Australia
1.95%, 3/16/15	735	740
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.38%, 1/19/17	330	340
Credit Suisse
5.50%, 5/1/14	840	891
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,112
DNB Bank ASA
3.20%, 4/3/17 (a)	610	618
General Electric Capital Corp.
2.95%, 5/9/16	2,790	2,882
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	880
Goldman Sachs Group, Inc. (The)
3.63%, 2/7/16	1,250	1,251
HCP, Inc.
2.70%, 2/1/14	575	584
HSBC USA, Inc.
2.38%, 2/13/15	775	784
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	396
ING Bank
3.75%, 3/7/17 (a)	600	598
International Lease Finance Corp.
5.75%, 5/15/16	325	330
JPMorgan Chase & Co.,
1.88%, 3/20/15	475	475
3.15%, 7/5/16	1,025	1,055
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	767
Metropolitan Life Global Funding I,
1.70%, 6/29/15 (a)	530	531
2.00%, 1/10/14 (a)	950	960
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,183
National Australia Bank Ltd.
3.00%, 7/27/16 (a)	900	923
Nationwide Building Society
4.65%, 2/25/15 (a)	840	870
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	90	91
Nordea Bank AB
2.25%, 3/20/15 (a)	635	638
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,117
Principal Financial Group, Inc.
7.88%, 5/15/14	816	909
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	1,002
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	984

	Face Amount (000)	Value (000)
Svenska Handelsbanken AB
2.88%, 4/4/17	$645	$655
UBS AG
3.88%, 1/15/15	1,140	1,179
US Bancorp
2.20%, 11/15/16	940	970
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,438
		40,442
Industrials (30.1%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,334
Altria Group, Inc.
4.13%, 9/11/15	750	815
Anglo American Capital PLC
9.38%, 4/8/14 (a)	1,100	1,238
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	377
5.38%, 11/15/14	785	866
Applied Materials, Inc.
2.65%, 6/15/16	455	477
Apria Healthcare Group, Inc.
11.25%, 11/1/14	375	390
ArcelorMittal
9.00%, 2/15/15	610	686
AT&T, Inc.
1.70%, 6/1/17	1,075	1,081
BAA Funding Ltd.
2.50%, 6/25/15 (a)	400	402
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	922
Barrick Gold Corp.
1.75%, 5/30/14	660	668
BAT International Finance PLC
1.40%, 6/5/15 (a)	600	600
Best Buy Co., Inc.
3.75%, 3/15/16	875	855
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	876
Cardinal Health, Inc.
1.90%, 6/15/17	350	353
Chesapeake Energy Corp.
7.63%, 7/15/13	350	363
Coca-Cola Co. (The)
0.75%, 3/13/15	1,195	1,198
Comcast Corp.
6.50%, 1/15/15	870	982
Covidien International Finance SA
1.35%, 5/29/15	265	265
COX Communications, Inc.
4.63%, 6/1/13	690	714
Daimler Finance North America LLC
1.88%, 9/15/14 (a)	785	790
Danaher Corp.
1.30%, 6/23/14	255	258

	Face Amount (000)	Value (000)
Delhaize Group SA
5.88%, 2/1/14	$1,025	$1,080
Diageo Capital PLC
1.50%, 5/11/17	775	779
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	746
DISH DBS Corp.
7.13%, 2/1/16	475	524
Ecolab, Inc.
3.00%, 12/8/16	320	338
Experian Finance PLC
2.38%, 6/15/17 (a)(d)	400	401
Express Scripts Holding Co.,
2.65%, 2/15/17 (a)	35	36
2.75%, 11/21/14 (a)	580	593
FMG Resources August 2006 Pty Ltd.
6.38%, 2/1/16 (a)	500	509
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	408
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,057
GlaxoSmithKline Capital PLC
0.75%, 5/8/15	340	340
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (a)	820	834
Hewlett-Packard Co.
3.30%, 12/9/16	815	853
Home Depot, Inc.
5.40%, 3/1/16	630	727
Kellogg Co.
1.13%, 5/15/15	175	176
Kinross Gold Corp.
3.63%, 9/1/16	740	746
Kraft Foods Group, Inc.
1.63%, 6/4/15 (a)	400	404
Kraft Foods, Inc.
6.75%, 2/19/14	875	959
Kroger Co. (The)
7.50%, 1/15/14	725	795
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (a)	525	525
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,123
McDonald’s Corp.
0.75%, 5/29/15	225	225
McKesson Corp.
3.25%, 3/1/16	1,070	1,150
NBC Universal Media LLC
2.10%, 4/1/14	835	850
News America, Inc.
5.30%, 12/15/14	455	499
PepsiCo, Inc.
0.75%, 3/5/15	525	524
Phillips 66
1.95%, 3/5/15 (a)	775	781
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,188

	Face Amount (000)	Value (000)
Stryker Corp.
2.00%, 9/30/16	$715	$733
Tesoro Corp.
6.63%, 11/1/15	350	358
Texas Instruments, Inc.
1.38%, 5/15/14	955	966
Time Warner Cable, Inc.
8.25%, 2/14/14	700	780
Tyco Electronics Group SA
1.60%, 2/3/15	170	171
United Air Lines, Inc.
9.88%, 8/1/13 (a)	356	369
United Technologies Corp.
1.20%, 6/1/15	125	127
Verizon Communications, Inc.
1.25%, 11/3/14	715	724
Viacom, Inc.
4.38%, 9/15/14	1,100	1,178
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,124
Volkswagen International Finance
1.63%, 3/22/15 (a)	1,195	1,200
Waste Management, Inc.
2.60%, 9/1/16	725	745
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	407
WMG Acquisition Corp.
9.50%, 6/15/16	350	383
		44,945
Utilities (4.9%)
AES Corp. (The)
7.75%, 10/15/15	350	395
Commonwealth Edison Co.
1.63%, 1/15/14	805	816
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,097
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	802
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	859
Plains All American Pipeline L.P./PAA Finance Corp.
4.25%, 9/1/12	1,140	1,145
Sempra Energy
2.00%, 3/15/14	915	930
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,014
TransCanada PipeLines Ltd.
0.88%, 3/2/15	300	300
		7,358
		92,745

	Face Amount (000)	Value (000)
Mortgage - Other (0.3%)
FDIC Structured Sale Guaranteed Notes
0.79%, 2/25/48 (a)(b)	$479	$480

Non-U.S. Government - Guaranteed (5.5%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (a)	2,300	2,319
Swedbank AB
2.90%, 1/14/13 (a)	5,900	5,975
		8,294
Sovereign (0.3%)
Qatar Government International Bond
4.00%, 1/20/15 (a)	500	528

U.S. Treasury Securities (10.2%)
U.S. Treasury Notes,
0.50%, 10/15/14	11,250	11,291
1.25%, 10/31/15	2,953	3,027
2.38%, 6/30/18	875	949
		15,267
Total Fixed Income Securities (Cost $144,663)		147,348

	Shares
Short-Term Investments (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,884)	1,884,154	1,884

	Face Amount (000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills,
0.10%, 8/30/12 (f)(g)	$10	10
0.14%, 8/30/12 (f)(g)	510	510
		520
Total Short-Term Investments (Cost $2,404)		2,404
Total Investments (100.0%) (Cost $147,067) (h) +		149,752
Liabilities in Excess of Other Assets (—%) (i)		(55)
Net Assets (100.0%)		$149,697

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(c)

For the nine months ended June 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Asset Backed Security and Corporate Bond, an affiliate of the Adviser, Administrator and Distributor, was approximately $1,189,000 and $1,472,000, respectively, including net realized gains of approximately $46,000.

(d)	When-issued security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2012.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with purchase of when-issued securities and open futures contracts.
(i)	Amount is less than 0.05%.
+

At June 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $147,067,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,685,000 of which approximately $2,772,000 related to appreciated securities and approximately $87,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	190	$41,836	Sep-12	$(24)

Short:
U.S. Treasury 5 yr. Note	192	(23,802)	Sep-12	(11)
				$(35)

Morgan Stanley Institutional Fund Trust (unaudited)

Notes to the Portfolio of Investments • June 30, 2012

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the last reported and asked prices obtained from reputable brokers.

Under procedures approved by the Trustees, the Fund’s Adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee.  The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees.  Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Balanced
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$60	$—	$60
Agency Fixed Rate Mortgages	—	3,559	—	3,559
Asset-Backed Securities	—	135	—	135
Collateralized Mortgage Obligations - Agency Collateral Series	—	454	—	454
Commercial Mortgage Backed Securities	—	246	—	246
Corporate Bonds	—	3,462	—	3,462
Mortgages - Other	—	510	—	510
Municipal Bond	—	46	—	46
Sovereign	—	244	—	244
U.S. Agency Securities	—	563	—	563
U.S. Treasury Securities	—	5,923	—	5,923
Total Fixed Income Securities	—	15,202	—	15,202
Common Stocks
Aerospace & Defense	511	—	—	511
Air Freight & Logistics	147	—	—	147
Airlines	12	—	—	12
Auto Components	22	—	—	22
Automobiles	5	—	—	5
Beverages	347	—	—	347
Biotechnology	210	—	—	210
Building Products	34	—	—	34
Capital Markets	241	—	—	241
Chemicals	335	—	—	335
Commercial Banks	544	—	—	544
Commercial Services & Supplies	95	—	—	95
Communications Equipment	276	—	—	276
Computers & Peripherals	925	—	—	925
Construction & Engineering	8	—	—	8
Construction Materials	7	—	—	7
Consumer Finance	139	—	—	139
Containers & Packaging	10	—	—	10
Distributors	12	—	—	12
Diversified Consumer Services	28	—	—	28
Diversified Financial Services	616	—	—	616
Diversified Telecommunication Services	519	—	—	519
Electric Utilities	333	—	—	333
Electrical Equipment	38	—	—	38
Electronic Equipment, Instruments & Components	56	—	—	56
Energy Equipment & Services	432	—	—	432
Food & Staples Retailing	485	—	—	485
Food Products	349	—	—	349
Health Care Equipment & Supplies	308	—	—	308
Health Care Providers & Services	311	—	—	311
Health Care Technology	24	—	—	24
Hotels, Restaurants & Leisure	339	—	—	339
Household Durables	450	—	—	450
Household Products	394	—	—	394
Independent Power Producers & Energy Traders	18	—	—	18
Industrial Conglomerates	368	—	—	368
Information Technology Services	567	—	—	567
Insurance	407	—	—	407
Internet & Catalog Retail	152	—	—	152
Internet Software & Services	283	—	—	283
Leisure Equipment & Products	28	—	—	28

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Life Sciences Tools & Services	$60	$—	$—	$60
Machinery	324	—	—	324
Media	685	—	—	685
Metals & Mining	89	—	—	89
Multi-Utilities	292	—	—	292
Multiline Retail	112	—	—	112
Office Electronics	13	—	—	13
Oil, Gas & Consumable Fuels	1,181	—	—	1,181
Paper & Forest Products	33	—	—	33
Personal Products	15	—	—	15
Pharmaceuticals	1,023	—	—	1,023
Professional Services	15	—	—	15
Real Estate Investment Trusts (REITs)	405	—	—	405
Real Estate Management & Development	12	370	—	382
Road & Rail	175	—	—	175
Semiconductors & Semiconductor Equipment	759	—	—	759
Software	601	—	—	601
Specialty Retail	350	—	—	350
Textiles, Apparel & Luxury Goods	129	—	—	129
Thrifts & Mortgage Finance	15	—	—	15
Tobacco	367	—	—	367
Trading Companies & Distributors	7	—	—	7
Wireless Telecommunication Services	13	—	—	13
Total Common Stocks	17,060	370	—	17,430
Convertible Preferred Stock	—	—	111	111
Investment Company	628	—	—	628
Short-Term Investments
Investment Companies	13,056	—	—	13,056
Repurchase Agreements	—	181	—	181
U.S. Treasury Securities	—	1,500	—	1,500
Total Short-Term Investments	13,056	1,681	—	14,737
Foreign Currency Exchange Contracts	—	3	—	3
Futures Contracts	323	—	—	323
Interest Rate Swap Agreements	—	113	—	113
Total Return Swap Agreements	—	7	—	7
Total Assets	31,067	17,376	111	48,554
Liabilities:
Foreign Currency Exchange Contracts	—	(7)	—	(7)
Futures Contracts	(6)	—	—	(6)
Interest Rate Swap Agreements	—	(117)	—	(117)
Total Return Swap Agreements	—	(24)	—	(24)
Total Liabilities	(6)	(148)	—	(154)
Total	$31,061	$17,228	$111	$48,400

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$84
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	27
Realized gains (losses)	—
Ending Balance	$111

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$27

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Convertible Preferred Stock

Alternative Energy	$111	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	23%	28%	24%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	2.6x	3.4x	3.1x	Increase
			Discount for lack of marketability	0.15	0.15	0.15	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Air Transport	$116,429	$—	$—	$116,429
Alternative Energy	195,355	—	—	195,355
Asset Management & Custodian	38,254	—	—	38,254
Beverage: Brewers & Distillers	88,749	—	—	88,749
Biotechnology	279,438	—	—	279,438
Cement	70,007	—	—	70,007
Chemicals: Diversified	162,132	—	—	162,132
Commercial Services	336,380	167,695	—	504,075
Communications Technology	248,296	—	—	248,296
Computer Services, Software & Systems	978,821	18,444	—	997,265
Computer Technology	205,264	—	32,284	237,548
Consumer Lending	105,609	—	—	105,609
Consumer Services: Miscellaneous	94,497	20,636	—	115,133
Diversified Materials & Processing	—	9,409	—	9,409
Diversified Media	199,544	—	—	199,544
Diversified Retail	297,950	63,705	—	361,655
Education Services	93,317	—	—	93,317
Electronic Components	86,050	—	—	86,050
Financial Data & Systems	373,799	—	—	373,799
Foods	45,635	—	—	45,635
Health Care Services	252,492	—	—	252,492
Insurance: Property-Casualty	115,438	—	—	115,438
Media	—	—	36,896	36,896
Medical & Dental Instruments & Supplies	91,093	—	—	91,093
Medical Equipment	228,912	—	—	228,912
Metals & Minerals: Diversified	56,089	20,550	—	76,639
Pharmaceuticals	227,722	—	—	227,722
Publishing	89,169	—	—	89,169
Recreational Vehicles & Boats	—	226,651	—	226,651
Restaurants	94,672	—	—	94,672
Scientific Instruments: Pollution Control	78,213	—	—	78,213
Semiconductors & Components	32,431	—	—	32,431
Utilities: Electrical	209,547	—	—	209,547
Total Common Stocks	5,491,304	527,090	69,180	6,087,574
Convertible Preferred Stocks	—	—	68,174	68,174
Short-Term Investment - Investment Company	189,541	—	—	189,541
Total Assets	$5,680,845	$527,090	$137,354	$6,345,289

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $9,409,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$—	$118,412	$47,566
Purchases	69,180	44,464	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	(47,329)	(47,566)
Change in unrealized appreciation (depreciation)	—	(47,373)	—
Realized gains (losses)	—	—	—
Ending Balance	$69,180	$68,174	$—

Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012.	$—	$1,186	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks

Computer Technology	$32,284	Market Transaction	Purchase Price of Preferred	—	—	—	—

Media	$36,896	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	15%	18%	17%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / EBITDA	10.6x	11.5x	11.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

			Equity Value / Net Income	12.2x	17.3x	14.7x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease
		Merger & Acquisition Transactions	Enterprise Value / EBITDA	13.7x	16.3x	15.0x	Increase

			Discount for lack of control	35%	35%	35%	Decrease

			Equity Value / Net Income	22.2x	25.0x	23.6x	Increase

			Discount for lack of control	35%	35%	35%	Decrease

Convertible Preferred Stocks

Alternative Energy	$39,080	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	24.2%	Decrease

			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	2.6x	3.4x	3.1x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Services, Software & Systems	$10,687	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	13%	18%	15%	Decrease

			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	6.7x	15.7x	9.6x	Increase
			Discount for lack of marketability	N/A	N/A	N/A	Decrease

		Merger & Acquisition Transactions	Enterprise Value / Revenue	8.7x	10.8x	9.4x	Increase

			Discount for lack of control	25%	25%	25%	Decrease

Computer Technology	$3,205	Market Transaction	Purchase Price of Preferred	—	—	—	—

Technology: Miscellaneous	$15,202	Market Transaction	Purchase Price of Preferred	—	—	—	—

		Discounted cash flow	Weighted average cost of capital	26%	30%	28%	Decrease

			Perpetual growth rate	5.0%	6.0%	5.5%	Increase
		Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x	2.9x	2.7x	Increase

			Discount for lack of control	30%	30%	30%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$16,303	$—	$16,303
Asset-Backed Securities	—	3,378	—	3,378
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,827	—	4,827
Commercial Mortgage Backed Securities	—	1,342	—	1,342
Corporate Bonds	—	16,717	—	16,717
Mortgages - Other	—	243	—	243
Municipal Bonds	—	809	—	809
Sovereign	—	1,471	—	1,471
U.S. Agency Securities	—	1,235	—	1,235
U.S. Treasury Securities	—	11,921	—	11,921
Total Fixed Income Securities	—	58,246	—	58,246
Short-Term Investments
Investment Company	10,697	—	—	10,697
Repurchase Agreements	—	222	—	222
U.S. Treasury Securities	—	3,772	—	3,772
Futures Contracts	1	—	—	1
Total Assets	10,698	62,240	—	72,938
Liabilities:
Futures Contracts	(17)	—	—	(17)
Total	$10,681	$62,240	$—	$72,921

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,913	$—	$1,913
Agency Fixed Rate Mortgages	—	74,624	—	74,624
Asset-Backed Securities	—	5,346	—	5,346
Collateralized Mortgage Obligations - Agency Collateral Series	—	13,182	—	13,182
Commercial Mortgage Backed Securities	—	2,086	—	2,086
Corporate Bonds	—	87,402	—	87,402
Mortgages - Other	—	18,100	—	18,100
Municipal Bonds	—	3,641	—	3,641
Sovereign	—	10,198	—	10,198
U.S. Agency Securities	—	4,772	—	4,772
U.S. Treasury Securities	—	15,077	—	15,077
Total Fixed Income Securities	—	236,341	—	236,341
Short-Term Investments
Investment Company	22,735	—	—	22,735
Repurchase Agreements	—	475	—	475
U.S. Treasury Securities	—	17,495	—	17,495
Total Short-Term Investments	22,735	17,970	—	40,705
Foreign Currency Exchange Contracts	—	33	—	33
Futures Contracts	3	—	—	3
Interest Rate Swap Agreements	—	1,792	—	1,792
Total Assets	22,738	256,136	—	278,874
Liabilities:
Foreign Currency Exchange Contracts	—	(137)	—	(137)
Futures Contracts	(104)	—	—	(104)
Interest Rate Swap Agreements	—	(1,855)	—	(1,855)
Total Liabilities	(104)	(1,992)	—	(2,096)
Total	$22,634	$254,144	$—	$276,778

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$283	$—	$283
Collateralized Mortgage Obligations - Agency Collateral Series	—	6	—	6
Corporate Bonds	—	47,494	—	47,494
Total Fixed Income Securities	—	47,783	—	47,783
Short-Term Investments
Investment Company	7,367	—	—	7,367
Repurchase Agreements	—	184	—	184
U.S. Treasury Securities	—	95	—	95
Total Short-Term Investments	7,367	279	—	7,646
Futures Contracts	17	—	—	17
Total Assets	7,384	48,062	—	55,446
Liabilities:
Futures Contracts	(38)	—	—	(38)
Interest Rate Swap Agreements	—	(65)	—	(65)
Total Liabilities	(38)	(65)	—	(103)
Total	$7,346	$47,997	$—	$55,343

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,081	$—	$10,081
Short-Term Investment - Investment Company	4	—	—	4
Total Assets	$4	$10,081	$—	$10,085

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,160	$—	$3,160
Agency Fixed Rate Mortgages	—	1,238	—	1,238
Asset-Backed Securities	—	23,309	—	23,309
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,327	—	2,327
Corporate Bonds	—	92,745	—	92,745
Mortgages - Other	—	480	—	480
Non-U.S. Government - Guaranteed	—	8,294	—	8,294
Sovereign	—	528	—	528
U.S. Treasury Securities	—	15,267	—	15,267
Total Fixed Income Securities	—	147,348	—	147,348
Short-Term Investments
Investment Company	1,884	—	—	1,884
U.S. Treasury Securities	—	520	—	520
Total Short-Term Investments	1,884	520	—	2,404
Total Assets	1,884	147,868	—	149,752
Liabilities:
Futures Contracts	(35)	—	—	(35)
Total	$1,849	$147,868	$—	$149,717

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2012